FIDELITY


(REGISTERED TRADEMARK)
RETIREMENT GROWTH
FUND
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995     PAST 1   PAST 5    PAST 10
                                    YEAR     YEARS     YEARS

Retirement Growth                   21.43%   146.60%   323.59%

S&P 500(registered trademark)       36.98%   117.34%   311.99%

Average Capital Appreciation Fund   30.28%   128.89%   250.04%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 152 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995     PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

Retirement Growth                   21.43%   19.78%   15.53%

S&P 500(registered trademark)       36.98%   16.80%   15.21%

Average Capital Appreciation Fund   30.28%   17.38%   12.53%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             Fidelity RetireStandard & Poor
    11/30/85       10000.00       10000.00
    12/31/85       10504.03       10484.00
    01/31/86       10967.34       10542.71
    02/28/86       12047.91       11331.31
    03/31/86       12716.83       11963.59
    04/30/86       12643.32       11828.40
    05/31/86       13025.56       12457.67
    06/30/86       12782.98       12668.21
    07/31/86       11775.93       11960.06
    08/31/86       12635.97       12847.49
    09/30/86       11731.82       11785.00
    10/31/86       12305.18       12465.00
    11/30/86       12444.85       12767.90
    12/31/86       11989.10       12442.32
    01/31/87       13671.80       14118.30
    02/28/87       14586.34       14675.97
    03/31/87       15112.89       15100.11
    04/30/87       15122.12       14965.72
    05/31/87       15417.73       15095.92
    06/30/87       15935.04       15858.26
    07/31/87       17163.66       16662.27
    08/31/87       17680.97       17283.78
    09/30/87       17542.40       16905.26
    10/31/87       12812.70       13263.87
    11/30/87       11953.59       12170.93
    12/31/87       13106.66       13097.13
    01/31/88       13336.39       13648.52
    02/29/88       14472.95       14284.54
    03/31/88       14460.86       13843.15
    04/30/88       14726.86       13996.81
    05/31/88       14654.31       14118.58
    06/30/88       15416.05       14766.63
    07/31/88       15234.68       14710.51
    08/31/88       14811.50       14210.36
    09/30/88       15258.87       14815.72
    10/31/88       15367.68       15227.59
    11/30/88       15174.23       15009.84
    12/31/88       15141.51       15272.51
    01/31/89       16310.03       16390.46
    02/28/89       15977.92       15982.34
    03/31/89       16396.13       16354.72
    04/30/89       17171.04       17203.54
    05/31/89       17503.14       17900.28
    06/30/89       17257.14       17798.25
    07/31/89       18880.76       19405.43
    08/31/89       19102.17       19785.77
    09/30/89       19385.07       19704.65
    10/31/89       18708.56       19247.51
    11/30/89       19212.87       19640.15
    12/31/89       19746.17       20111.52
    01/31/90       18773.33       18762.04
    02/28/90       18969.57       19004.07
    03/31/90       19126.56       19507.67
    04/30/90       18577.10       19019.98
    05/31/90       20317.06       20874.43
    06/30/90       20774.95       20732.48
    07/31/90       20696.46       20666.14
    08/31/90       18577.10       18797.92
    09/30/90       16601.64       17882.46
    10/31/90       16065.26       17805.57
    11/30/90       17177.27       18955.81
    12/31/90       17740.90       19484.67
    01/31/91       18558.69       20334.21
    02/28/91       20088.76       21788.10
    03/31/91       20616.37       22315.37
    04/30/91       20748.28       22368.93
    05/31/91       21434.17       23335.27
    06/30/91       20062.38       22266.51
    07/31/91       21368.22       23304.13
    08/31/91       22278.35       23856.44
    09/30/91       22555.34       23458.04
    10/31/91       23359.95       23772.38
    11/30/91       22700.43       22814.35
    12/31/91       25828.08       25424.31
    01/31/92       25884.75       24951.42
    02/29/92       26253.12       25275.79
    03/31/92       25445.55       24782.91
    04/30/92       25728.90       25511.53
    05/31/92       26210.61       25636.53
    06/30/92       25247.19       25254.55
    07/31/92       26111.44       26287.46
    08/31/92       25403.04       25748.57
    09/30/92       25700.57       26052.40
    10/31/92       26508.14       26143.58
    11/30/92       28009.93       27035.08
    12/31/92       28564.88       27367.61
    01/31/93       29277.27       27597.50
    02/28/93       28356.38       27972.82
    03/31/93       29155.64       28563.05
    04/30/93       28929.76       27871.82
    05/31/93       30458.78       28618.79
    06/30/93       30858.41       28701.78
    07/31/93       31066.92       28586.98
    08/31/93       32804.44       29670.42
    09/30/93       32926.06       29441.96
    10/31/93       33899.08       30051.41
    11/30/93       33464.70       29765.92
    12/31/93       34886.13       30126.09
    01/31/94       35871.89       31150.38
    02/28/94       35503.88       30306.20
    03/31/94       33876.86       28984.85
    04/30/94       34186.77       29355.86
    05/31/94       34419.20       29837.29
    06/30/94       33663.80       29106.28
    07/31/94       34516.05       30060.97
    08/31/94       36181.80       31293.46
    09/30/94       35775.05       30526.77
    10/31/94       35930.00       31213.63
    11/30/94       34884.06       30076.83
    12/31/94       34907.44       30522.87
    01/31/95       35059.95       31314.32
    02/28/95       35863.68       32534.64
    03/31/95       36623.97       33494.74
    04/30/95       37579.75       34481.16
    05/31/95       38057.64       35859.37
    06/30/95       38839.65       36692.39
    07/31/95       40729.50       37909.11
    08/31/95       41033.61       38004.26
    09/30/95       41924.23       39608.04
    10/31/95       41011.89       39466.64
    11/30/95       42358.68       41199.22

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Retirement Growth Fund on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $42,359
- a 323.59% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The
Standard & Poor's Composite
Index of 500 Stocks finished the
12-month period with a total
return of 36.98% (including
reinvested dividends) - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal Reserve
Board cut the fed funds rate -
the rate banks charge each other
for overnight loans - by 0.25% on
July 6 to 5.75%.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley
Emerging Markets Free Index
was down 16.52% for the 12
months ended November 30. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index was up
7.57% for the year ended
November 30. European markets
have fared well through the first
11 months of 1995, while the
Japanese market recently has
shown signs of recovery.
An interview with Harris Leviton, Portfolio Manager of Fidelity Retirement Growth Fund
Q. HARRIS, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended November 30, 1995, the fund had a total return of 21.43%, compared to 30.28% for the average capital appreciation fund tracked by Lipper Analytical Services over the same period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund's relative performance was affected by two main factors. First, the fund kept a relatively large cash and short-term investment position through much of the period. That's because I didn't find many attractive stocks at reasonable valuations - prices relative to earnings - or inexpensive stocks with good business prospects. Second, I tended to avoid what I found to be some of the riskier segments of the market, such as technology. As it turned out, this was one of the best performing sectors over the period, and the fund missed out on some opportunities.
Q. LET'S DISCUSS THESE TWO ISSUES FURTHER. FIRST, IT APPEARS THAT YOU'VE REDUCED THE FUND'S CASH AND SHORT-TERM INVESTMENT POSITION TO 13.6% OF THE FUND AT THE END OF THE PERIOD.
A. Yes, and that was prompted by my perception that the market was separating into two tiers. On the one hand, I found very expensive segments of the market, such as technology and consumer nondurable stocks such as Coca-Cola. On the other hand, I found underappreciated, inexpensive sectors such as regional Bell operating companies (RBOCs), and financial stocks such as Student Loan Marketing Association (Sallie Mae) and Allstate. I used the excess cash to increase investments in these types of stocks, some of which have become among the fund's largest holdings.
Q. IT ALSO APPEARS YOU'VE ADDED TO THE FUND'S INVESTMENTS IN JAPAN . . .
A. I believe Japan presents a lot of opportunities. The country has been in an extended recession, with exporters hurt recently by a strong yen. Now, the economy looks to me as if it's starting to recover and the yen is starting to depreciate, making it easier for exporters to sell at a more competitive price. In addition, consumer spending and overtime have picked up. Most importantly, the Japanese stock market has been struggling for some time now, and valuations are quite attractive. Nintendo is one stock I've purchased on the strength of its cash flow. And I bought Aoyama Trading, a men's discount clothing retailer, because I felt it was cheap and I thought its business prospects were getting better. I've also invested in companies such as Canon, Nissan and Honda, as well as Ito-Yokado, a retailer.
Q. LET'S TURN BACK TO WHY YOU DECIDED NOT TO INVEST IN TECHNOLOGY STOCKS DURING THEIR RALLY IN 1995.
A. Although technology can be presented as a growth sector, I feel it has a very strong cyclical component to it. That is, tech stocks tend to rise and fall with the economy. I previously owned more technology stocks, some of which, like Intel, kept rising after I sold them. I sold them because I felt valuations had become quite high due to speculation, and I was trying to limit the risk the fund took because many investors are using the fund for retirement. I am starting to see that company prospects in the technology sector may not be as good as stock prices would have suggested earlier. So, I'm comfortable with the tack I took in choosing to stay pretty much away from the sector.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I continue to be cautious about the U.S. market. I find many stocks to be expensive and there seems to be a lot of speculative activity, both of which have marked turning points in the market in the past. While I think interest rates probably will come down some more, that doesn't mean stocks will continue to perform well. If interest rates go up, I believe it probably will cause disruption in the market, because a lot of the speculation that has pushed many stock prices higher seems to have been predicated on lower rates. At the same time, much of the economy has become sluggish, even with rates having fallen. Overseas, I like Japan because it has struggled for so long and there are attractive companies available at cheap prices. Elsewhere, it may continue to be difficult to find companies with strong growth potential at attractive valuations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with growth potential
START DATE: March 25, 1983
SIZE: as of November 30,
1995, more than $3.9 billion
MANAGER: Harris Leviton,
since 1992; manager,
Fidelity Convertible
Securities Fund, 1990-1992;
Fidelity Select Electronics
Portfolio, 1987-
1990; analyst, 1986 -1990;
joined Fidelity in 1986
(checkmark)
HARRIS LEVITON ON SEEKING
CAPITAL APPRECIATION WITH A
VALUE STRATEGY:
"There are a lot of ways to
make money in the market.
You can buy a popular,
expensive stock and hope to
keep riding it to the peak, or
you can buy a cheap one and
hope to watch it grow. Over
time, I think you tend to do
better by taking less risk and
buying cheaper stocks. If you
look at many of the analytical
studies, you'll see that you
tend to do better by avoiding
both the high fliers and the
disasters. The stocks that can
really hurt your performance
are the ones that are down
90%. Once you lose that
money it's very difficult to get
it back.
"The real issue for me, over
time, is avoiding risk. That's
something you get rewarded
for. Gain can come with
high-flying stocks that triple in
price so that you get rich
quick; but these are the kinds
of stocks where you also can
easily lose 90%. In my
opinion, it's much better to find
a cheap stock, make 30-40%
on it and do that five or seven
times. A company selling at 10
times earnings with a good
balance sheet tends over time
to attract investor interest,
which leads to stock price
gains. When people think
capital appreciation they may
think maximum risk. But there
are a lot of other ways to make
money, and shopping for
value is one of them, the one I
believe in most."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

Student Loan Marketing          2.7            0.2
Association

Allstate Corp.                  2.7            0.9

NYNEX Corp.                     2.5            1.9

Nintendo Co. Ltd. Ord.          2.1            0.0

Philip Morris Companies, Inc.   2.1            1.9

SunGard Data Systems, Inc.      1.8            1.7

Aoyama Trading Co. Ord.         1.7            0.0

American Bankers Insurance
 Group, Inc.                    1.5            1.3

Sierra On-line, Inc.            1.5            0.7

Baxter International, Inc.      1.4            1.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET SECTORS
                                  6 MONTHS AGO

Basic Industries   11.6           9.3

Finance            11.3           5.0

Utilities          10.6           10.2

Media & Leisure    8.7            5.1

Durables           8.4            5.6

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 * AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 13.6
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 34.1
Row: 1, Col: 4, Value: 50.0
Stocks 68.4%
Bonds 2.3%
Short-term
investments 29.3%
FOREIGN
INVESTMENTS 13.3%
Stocks 84.1%
Bonds 2.3%
Short-term
investments 13.6%
FOREIGN
INVESTMENTS 28.0%
Row: 1, Col: 1, Value: 29.3
Row: 1, Col: 2, Value: 2.3
Row: 1, Col: 3, Value: 18.4
Row: 1, Col: 4, Value: 50.0
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 82.0%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 10.7%
CHEMICALS & PLASTICS - 1.9%
AKZO NV  124,000 $ 14,020
Carbide/Graphite Group, Inc. (a)  4,500  68
CFC International, Inc. (c)  65,000  618
du Pont (E.I.) de Nemours & Co.   379,000  25,202
Ferro Corp.   100,000  2,225
Indo Gulf Fertilizer and Chemicals Corp. Ltd. GDR (b)  526,000  605
JCT Ltd. GDR (b)  497,000  2,485
JCT Ltd. GDR  60,000  300
Kemira OY sponsored ADR (b)  364,700  6,063
Methanex Corp. (a)  560,400  4,067
Raychem Corp.   57,400  2,985
Reliance Industries Ltd. GDR (b)  100,000  1,375
Reliance Industries Ltd. GDS  225,000  3,094
Southern Petrochemical Industries Corp. GDS  688,000  4,128
United Phosphorus Ltd. GDR euro (a)  214,150  3,641
Wellman, Inc.  201,000  5,151
  76,027
IRON & STEEL - 0.7%
Cold Metal Products, Inc. (a)  179,900  832
ISCOR Ltd.  13,661,000  12,252
Kentucky Electric Steel, Inc. (a)(c)  266,000  2,527
Kobe Steel (a)  4,000,000  11,403
  27,014
METALS & MINING - 8.1%
AFC Cable Systems, Inc. (a)(c)  705,300  9,169
Alcan Aluminium Ltd.   600,000  20,007
Alumax, Inc. (a)  1,354,650  45,042
Aluminum Co. of America  915,000  53,525
Belden, Inc.   1,101,500  29,741
Cable Design Technology Corp. (a)(c)  966,300  41,792
Falconbridge Ltd.   4,000,000  41,521
Finolex Cables Ltd. GDR (b)  654,000  3,597
Inco Ltd.   641,100  22,968
QNI Ltd.   8,143,900  17,016
Reynolds Metals Co.   664,900  38,398
  322,776
TOTAL BASIC INDUSTRIES   425,817
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONGLOMERATES - 1.0%
Tyco International Ltd.   1,294,656 $ 40,620
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.2%
Lafarge Corp.   221,844  4,298
Tarkett AG (a)(b)  144,000  3,206
  7,504
CONSTRUCTION - 0.4%
C & P Homes, Inc. (a)(b)  676,000  433
Lennar Corp.   384,500  8,506
Pulte Corp.   129,300  3,976
Redman Industries, Inc. (a)  146,500  4,102
Sundance Homes, Inc. (a)  207,000  569
  17,586
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Liberty Property Trust (SBI)   123,000  2,399
Macerich Co.   145,500  2,874
Public Storage, Inc.   137,700  2,479
Sovran Self Storage, Inc.   72,000  1,791
Starwood Lodging Trust combined certificate (SBI)   49,000  1,354
Weeks Corp.  19,000  432
  11,329
TOTAL CONSTRUCTION & REAL ESTATE   36,419
DURABLES - 8.3%
AUTOS, TIRES, & ACCESSORIES - 3.0%
Capco Automotive Products Corp.  77,800  603
Chrysler Corp.   677,284  35,134
Gold Peak Industries Ltd.  5,000,000  2,279
Honda Motor Co. Ltd.   1,000,000  18,026
Innovative International Holdings Ltd. (c)  26,589,000  9,024
Mazda Motor Corp. (a)  2,000,000  7,250
Nissan Motor Co. Ltd. Ord.   5,000,000  36,687
Tofas Turk Otomobil Fabrikasi AS ADR (b)  4,000,000  1,960
Yamaha Motor Co. Ltd.   1,000,000  7,671
  118,634
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER DURABLES - 0.8%
Libbey, Inc. (c)  1,177,600 $ 26,643
Mikasa, Inc. (a)  225,700  3,103
  29,746
CONSUMER ELECTRONICS - 0.5%
Electrolux AB  142,700  6,129
North American Watch Corp.   220,000  4,098
Sony Corp.   200,000  10,580
  20,807
HOME FURNISHINGS - 0.2%
Rhodes, Inc. (a)(c)  630,800  6,466
Winsloew Furniture, Inc. (a)  238,275  1,400
  7,866
TEXTILES & APPAREL - 3.8%
Adidas AG (a)  201,000  10,714
Adidas AG (a)(b)  16,000  853
Burlington Industries, Inc. (a)  1,002,000  13,402
Converse, Inc.(a)   701,800  2,895
Deckers Outdoor Corp. (a)   395,700  2,671
Galey & Lord, Inc. (a)  255,900  2,655
Guilford Mills, Inc.   236,900  5,449
High Fashion International Ltd. (a)  3,000,000  159
Image Industries, Inc. (a)(c)  480,000  5,280
Interface, Inc. Class A   376,700  6,074
Kellwood Co.   34,200  663
K-Swiss, Inc. Class A (c)  308,900  3,552
Maxwell Shoe, Inc. Class A (a)(c)  785,000  3,434
NIKE, Inc. Class B  248,800  14,430
Onward Kashiyama & Co. Ltd.   800,000  11,913
Pillowtex Corp. (c)  982,700  12,284
Quaker Fabric Corp. (a)  141,000  1,269
Reebok International Ltd.   1,622,000  42,172
Shaw Industries, Inc.   107,500  1,680
Westpoint Stevens, Inc. Class A  529,400  9,529
  151,078
TOTAL DURABLES   328,131
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 4.0%
COAL - 0.3%
MAPCO, Inc.   240,000 $ 12,900
ENERGY SERVICES - 1.2%
Baker Hughes, Inc.   1,230,000  25,061
BJ Services Co. (a)  118,200  2,911
Halliburton Co.   356,000  15,442
Smith International, Inc. (a)  219,800  3,709
  47,123
OIL & GAS - 2.5%
Amerada Hess Corp.   374,800  17,803
Atlantic Richfield Co.   130,000  14,089
British Petroleum PLC:
ADR  437,182  41,804
  Ord.   865,146  6,820
Louis Dreyfus Natural Gas Corp. (a)  972,000  13,244
NGC Corp.   198,376  1,761
Northstar Energy Corp. (a)  324,200  3,097
  98,618
TOTAL ENERGY   158,641
FINANCE - 10.6%
BANKS - 0.3%
BancFirst Corp.   24,600  480
Commerzbank AG   50,000  11,560
  12,040
CLOSED END INVESTMENT COMPANY - 0.2%
Jardine Fleming India Fund, Inc.  322,500  2,903
Morgan Stanley India Investment Fund, Inc.   346,000  3,157
  6,060
CREDIT & OTHER FINANCE - 0.5%
Beneficial Corp.   329,200  16,707
International Service Systems AS, Series B  200,000  4,286
  20,993
FEDERAL SPONSORED CREDIT - 3.0%
Federal National Mortgage Association  99,000  10,841
Student Loan Marketing Association  1,552,400  108,862
  119,703
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 5.7%
ACE Ltd.   133,700 $ 4,847
Allmerica Financial Corp. (a)   8,000  208
Allstate Corp.   2,602,900  106,719
American Bankers Insurance Group, Inc. (c)  1,633,535  59,011
MBIA, Inc.   290,400  22,361
Mid Ocean Ltd.   595,600  22,261
Old Republic International Corp.   57,000  1,959
Penncorp. Financial Group, Inc.   287,100  7,967
Prudential Reinsurance Holdings, Inc.  48,000  1,002
  226,335
SECURITIES INDUSTRY - 0.9%
Daiwa Securities Co. Ltd.   500,000  6,907
Nomura Securities Co. Ltd.   1,300,000  25,471
Yamaichi Securities Co. Ltd.   500,000  3,155
  35,533
TOTAL FINANCE   420,664
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 3.8%
Allergan, Inc.   1,303,600  40,412
Bristol-Myers Squibb Co.   629,800  50,541
Core Parenterals Ltd. GDR (a)  1,242,000  3,105
Creative Biomolecules, Inc. (a)  845,600  4,968
Dr. Reddy's Laboratories Ltd. GDR (b)  269,000  1,480
Insite Vision, Inc. (a)  186,400  408
Ranbaxy Laboratories Ltd. GDR (b)  430,000  8,385
Schwarz Pharma AG (a)(b)  150,000  6,710
Sequus Pharmaceuticals, Inc. (a)  542,900  6,786
Warner-Lambert Co.   330,000  29,453
  152,248
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
Baxter International, Inc.   1,341,100  56,326
Cygnus, Inc. (a)(c)  1,443,600  22,556
  78,882
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.2%
Beverly Enterprises, Inc. (a)   400,000 $ 4,650
Meadowbrook Insurance Group, Inc.   29,900  830
Sterling House Corp. (a)  8,000  89
  5,569
TOTAL HEALTH   236,699
HOLDING COMPANIES - 0.1%
Anglovaal Ltd. Class N (b)  102,000  4,004
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
ELECTRICAL EQUIPMENT - 1.1%
Omron Corp.   1,550,000  34,470
Reunert Ltd.   1,700,000  11,354
  45,824
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Deere & Co.   287,400  9,448
Larsen and Toubro Ltd. GDR  100,000  1,538
SKF AB Ord.   500,000  10,298
Sulzer Gebrueder PC   10,500  5,462
  26,746
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   72,570
MEDIA & LEISURE - 7.7%
BROADCASTING - 2.2%
American Telecasting, Inc. (a)  398,300  5,775
CAI Wireless Systems, Inc. (a)  571,015  4,925
Cablemaxx, Inc. (a)  384,000  2,784
People's Choice TV Corp. (a)(c)  679,675  14,783
Viacom, Inc. (a):
Class A  60,800  2,926
 Class B (non-vtg.)  1,109,073  53,513
Wireless One, Inc. (a)(c)  150,500  2,370
  87,076
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.4%
Cinar Films, Inc. Class B (sub-vtg.) (a)  129,500 $ 1,784
Cinergi Pictures Entertainment, Inc. (a)(c)  1,301,000  4,960
Royal Caribbean Cruises Ltd.   178,200  4,321
Shaw Brothers Hong Kong Ltd.   2,900,000  3,337
  14,402
LEISURE DURABLES & TOYS - 4.5%
Bajaj Auto Ltd. GDR (b)   52,000  1,144
Bajaj Auto Ltd. GDR  50,000  1,100
Hasbro, Inc.   1,046,100  31,906
Just Toys, Inc. (a)(c)  308,900  405
Mahindra & Mahindra Ltd. GDR  250,000  2,750
Namco Ltd.   1,300,000  41,518
Nintendo Co. Ltd. Ord.   1,080,000  85,067
Playmate Toys Holdings Ltd.  8,588,000  1,654
Toy Biz, Inc. Class A (a)  652,000  14,507
  180,051
LODGING & GAMING - 0.2%
Circus Circus Enterprises, Inc. (a)  42,000  1,166
Indian Hotels Co. Ltd. GDR (b)  400,000  7,000
  8,166
PUBLISHING - 0.1%
Marvel Entertainment Group, Inc. (a)  531,000  6,107
RESTAURANTS - 0.3%
Bugaboo Creek Steak House, Inc. (a)(c)  478,000  4,063
IHOP Corp. (a)  70,100  1,814
Quantum Restaurant Group, Inc. (a)(c)  414,800  5,081
  10,958
TOTAL MEDIA & LEISURE   306,760
NONDURABLES - 5.1%
BEVERAGES - 0.5%
Seagram Co. Ltd.   590,000  21,571
FOODS - 0.8%
Dole Food, Inc.   541,800  20,385
EID Parry GDR  50,000  138
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - CONTINUED
EID Parry GDR (b)  955,000 $ 2,626
Hormel (George A) & Co.   181,500  4,447
Nabisco Holdings Class A  185,000  5,226
  32,822
HOUSEHOLD PRODUCTS - 0.1%
Stanhome, Inc.   88,400  2,630
TOBACCO - 3.7%
Dimon, Inc.   348,700  6,015
Philip Morris Companies, Inc.   950,000  83,363
RJR Nabisco Holdings Corp.   1,599,020  46,571
Universal Corp.   449,600  10,678
  146,627
TOTAL NONDURABLES   203,650
PRECIOUS METALS - 1.9%
Newmont Mining Corp.   706,000  30,446
Placer Dome, Inc.   400,000  9,848
Western Mining Holdings Ltd.   5,238,600  35,173
  75,467
RETAIL & WHOLESALE - 5.8%
APPAREL STORES - 0.0%
Designs, Inc. (a)  111,300  876
GENERAL MERCHANDISE STORES - 3.1%
Aoyama Trading Co. Ord.   2,310,700  66,327
Bradlees, Inc. (c)  721,000  1,172
Freds, Inc. Class A (c)  916,300  6,987
Ito-Yokado Co. Ltd.   700,000  38,540
Lechters, Inc. (a)(c)  1,260,600  8,824
  121,850
GROCERY STORES - 1.3%
Giant Food, Inc. Class A  391,700  12,632
Pepkor Ltd.  1,660,000  9,729
Stop & Shop Companies, Inc. (a)  60,000  1,268
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Vons Companies, Inc. (a)  321,900 $ 8,530
Whole Foods Market, Inc. (a)(c)  1,374,200  19,926
  52,085
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Brookstone, Inc. (a)  151,800  1,328
Cole National Corp. Class A (a)(c)  1,001,700  14,024
Orchard Supply Hardware Corp. (a)  341,000  7,417
Vendex International NV (a)  910,000  26,368
Vendex International NV (b)  119,000  3,448
  52,585
TRADING COMPANIES - 0.0%
Linkful International Holding Ltd.  16,500,000  1,259
TOTAL RETAIL & WHOLESALE   228,655
SERVICES - 0.0%
OroAmerica, Inc. (a)(c)  326,000  1,345
TECHNOLOGY - 7.1%
COMMUNICATIONS EQUIPMENT - 0.0%
IPC Information Systems, Inc. (a)   116,000  1,682
Westell Technologies  2,500  33
  1,715
COMPUTER SERVICES & SOFTWARE - 3.9%
BancTec, Inc. (a)  422,950  8,142
CompUSA, Inc. (a)  109,300  4,058
Electronic Arts, Inc.   20,000  683
Gametek, Inc. (a)(c)  593,700  1,187
Objective Systems Integrato  2,700  51
Sierra On-Line, Inc. (a)(c)  1,735,500  59,007
Spectrum Holobyte, Inc. (a)  1,100,700  9,494
SunGard Data Systems, Inc. (a)(c)  2,439,600  70,138
  152,760
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Canon, Inc.   3,000,000  52,608
Digital Equipment Corp. (a)  81,800  4,816
International Business Machines Corp.   62,200  6,010
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Sun Microsystems, Inc. (a)  430,600 $ 36,224
TSL Holding, Inc. (a)  1,082  -
  99,658
ELECTRONICS - 0.7%
Augat, Inc.   78,900  1,361
Nichicon Corp.   300,000  4,526
Nitto Denko Corp.   300,000  4,732
Thomas & Betts Corp.   254,800  18,696
  29,315
TOTAL TECHNOLOGY   283,448
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.4%
AMR Corp. (a)  185,400  14,206
Qantas Airways Ltd. sponsored ADR (b)  83,300  1,406
  15,612
TRUCKING & FREIGHT - 0.8%
Airborne Freight Corp.   852,900  23,988
Hunt (J.B.) Transport Services Inc.   435,600  7,133
  31,121
TOTAL TRANSPORTATION   46,733
UTILITIES - 9.8%
ELECTRIC UTILITY - 0.0%
CESC Ltd. GDR (a)(b)  250,000  525
Mosenergo AO sponsored ADR (a)(b)  107,000  803
  1,328
TELEPHONE SERVICES - 9.8%
Ameritech Corp.   746,800  41,074
Bell Atlantic Corp.   810,400  51,055
BellSouth Corp.   833,000  32,383
GTE Corp.  860,000  36,658
Koninklijke PPT Nederland  1,547,368  55,159
Koninklijke PPT Nederland (b)  183,000  6,524
NYNEX Corp.   2,039,100  101,190
Pacific Telesis Group  599,100  17,973
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Pakistan Telecommunications Voucher GDR (a)(b)  73,300 $ 5,571
Portugal Telecom SA sponsored ADR (a)  892,400  16,733
SBC Communications, Inc.   449,100  24,251
  388,571
TOTAL UTILITIES   389,899
TOTAL COMMON STOCKS
(Cost $2,798,643)   3,259,522
CONVERTIBLE PREFERRED STOCKS - 2.1%
BASIC INDUSTRIES - 0.1%
METALS & MINING - 0.1%
Alumax, Inc., Series A $4.00  22,000  3,047
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Chrysler Corp., Series A $4.625 (b)  32,500  4,687
MEDIA & LEISURE - 0.9%
ENTERTAINMENT - 0.9%
Time Warner Financing Trust $0.31  1,100,000  35,888
RETAIL & WHOLESALE - 0.2%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
AJL PEPS Trust exchangeable  466,000  8,854
UTILITIES - 0.8%
CELLULAR - 0.8%
Cellular Communications, Inc. $0.01  667,878  31,975
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $68,610)   84,451
CORPORATE BONDS - 2.3%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 2.3%
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.3%
Reliance Industries Ltd. 3 1/2%, 11/3/99 (b)  - $ 12,000 $ 12,060
IRON & STEEL - 0.2%
Essar Gujarat Ltd.:
euro 5 1/2%, 8/5/98    3,500  3,412
 5 1/2%, 8/5/98  -  250  244
Nippon Denro Ispat 3%, 4/1/01 (b)  -  1,830  924
NTS Steel Groups Co. Ltd. euro 4%, 12/16/08  -  5,400  2,471
Sterlite Industry India Ltd. 3 1/2% 6/30/99 (b)  -  1,600  1,264
  8,315
PAPER & FOREST PRODUCTS - 0.3%
Aokam Perdana  BHD
3 1/2%, 6/13/04 (b)  -  5,000  3,350
Repap Enterprises, Inc. 8 1/2%, 8/1/97  -  9,000  9,270
  12,620
TOTAL BASIC INDUSTRIES   32,995
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Gujarat Ambuja Cement Ltd. 3 1/2%, 6/30/99 (b)  -  2,780  3,433
FINANCE - 0.7%
CREDIT & OTHER FINANCE - 0.7%
MBL International Finance Bermuda Trust
3%, 11/30/02  Aa3  13,788  15,202
SCICI Ltd. euro 3 1/2%, 4/1/04  -  11,900  11,722
TOTAL FINANCE   26,924
HOLDING COMPANIES - 0.4%
JG Summit Cayman Ltd.
 3 1/2%, 12/23/03 (b)  -  20,000  14,050
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Argosy Gaming Co. 12%, 6/1/01  B3  5,000  4,675
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.2%
COMPUTER SERVICES & SOFTWARE - 0.1%
Sierra On-Line, Inc. 6 1/2%, 4/1/01 (b)  B3 $ 1,100 $ 2,733
ELECTRONICS - 0.1%
Microsemi Corp. 5 7/8%, 3/1/12  Caa  596  522
Richardson Electronics Ltd. 7 1/4%, 12/15/06  B3  2,382  1,965
  2,487
TOTAL TECHNOLOGY   5,220
TOTAL CONVERTIBLE BONDS   87,297
NONCONVERTIBLE BONDS - 0.0%
RETAIL & WHOLESALE - 0.0%
GENERAL MERCHANDISE STORES - 0.0%
Carson Pirie Scott & Co. 13%, 3/28/05  B  563  563
TOTAL CORPORATE BONDS
(Cost $101,038)   87,860
REPURCHASE AGREEMENTS - 13.6%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 541,572  541,483
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,509,774)  $ 3,973,316
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $112,704,000 or 2.8% of net assets.
3. Affiliated company (see Note 8 of Notes to Financial Statements).
4. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  72.0%
Japan  12.0
Canada  3.4
Netherlands   2.7
India  2.1
Australia  1.4
United Kingdom  1.2
Bermuda  1.1
Others (individually less than 1%)  4.1
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30,1995, the aggregate cost of investment securities for income tax purposes was $3,509,925,000. Net unrealized appreciation aggregated $463,391,000, of which $680,855,000 related to appreciated investment securities and $217,464,000 related to depreciated investment securities. The fund hereby designates $235,479,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE
AMOUNT) NOVEMBER 30, 1995

ASSETS

Investme                                            $ 3,973,316
nt in
securiti
es, at
value
(includi
ng
repurc
hase
agreem
ents of
$541,4
83)
(cost
$3,509,
774) -
See
accom
panyin
g
schedu
le

Receivab                                             11,550
le for
invest
ments
sold

Receivab                                             3,378
le for
fund
shares
sold

Dividend                                             4,633
s
receiva
ble

Interest                                             2,387
receiva
ble

Other                                                1,249
receiva
bles

 TOTAL                                               3,996,513
ASSETS

LIABILITIE
S

Payable                                  $ 17,262
for
invest
ments
purcha
sed

Payable                                   3,769
for fund
shares
redeem
ed

Accrued                                   1,934
manag
ement
fee

Other                                     1,308
payabl
es and
accrue
d
expens
es

Collateral                                2,431
on
securiti
es
loaned,
at
value

 TOTAL                                               26,704
LIABILITI
ES

NET                                                 $ 3,969,809
ASSETS

Net
Assets
consist
of:

Paid in                                             $ 3,124,582
capital

Undistrib                                            67,851
uted
net
invest
ment
income

Accumul                                              313,845
ated
undistri
buted
net
realize
d gain
(loss)
on
invest
ments
and
foreign
currenc
y
transac
tions

Net                                                  463,531
unreali
zed
appreci
ation
(depre
ciation)
on
invest
ments
and
assets
and
liabilitie
s in
foreign
currenc
ies

NET                                                 $ 3,969,809
ASSETS
, for
203,53
8
shares
outstan
ding

NET                                                  $19.50
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($3,969
,809 (divided by)
203,53
8
shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INVESTM                 $ 52,503
ENT
INCOME
Dividend
s
(includi
ng
$2,334
receive
d from
affiliate
d
issuers
)

Interest                 51,437
(includi
ng
income
on
securiti
es
loaned
of
$146)

 TOTAL                   103,940
INCOM
E

EXPENSE
S

Manage       $ 21,962
ment
fee
Basic
Fee

 Perfor       4,332
mance
adjust
ment

Transfer      7,763
agent
fees

Accounti      779
ng and
securit
y
lending
fees

Non-inter     55
ested
trustee
s'
compe
nsation

Custodia      261
n fees
and
expens
es

Registrati    228
on fees

Audit         11

Legal         16

Interest      1

Miscellan     16
eous

 Total        35,424
expens
es
before
reducti
ons

 Expens       (144)      35,280
e
reducti
ons

NET                      68,660
INVEST
MENT
INCOM
E

REALIZED
AND
UNREALIZ
ED GAIN
(LOSS)
Net
realize
d gain
(loss)
on:

 Invest       314,473
ment
securiti
es
(includi
ng
realize
d gain
of $601
 on
sales
of
invest
ment in
affiliate
d
issuers
)

 Foreign      (149)      314,324
currenc
y
transac
tions

Change
in net
unreali
zed
appreci
ation
(depre
ciation)
on:

 Invest       317,187
ment
securiti
es

 Assets       (6)        317,181
and
liabilitie
s in
foreign
currenc
ies

NET GAIN                 631,505
(LOSS)

NET                     $ 700,165
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS      YEAR ENDED     YEAR ENDED
IN           NOVEMBER 30,   NOVEMBER 30,
THOUSAND     1995           1994
S

INCREASE
(DECREAS
E) IN NET
ASSETS

Operatio     $ 68,660       $ 33,797
ns
Net
invest
ment
income

 Net          314,324        310,379
realize
d gain
(loss)

 Chang        317,181        (231,486)
e in net
unreali
zed
appreci
ation
(depre
ciation)

 NET          700,165        112,690
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

Distributi    (34,963)       (19,614)
ons to
shareh
olders
From
net
invest
ment
income

 From         (310,283)      (265,688)
net
realize
d gain

 TOTAL        (345,246)      (285,302)
DISTRIB
UTIONS

Share         789,784        800,429
transac
tions
Net
procee
ds from
sales
of
shares

 Reinve       344,637        284,994
stment
of
distribu
tions

 Cost of      (682,351)      (438,259)
shares
redeem
ed

 NET          452,070        647,164
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

  TOTAL       806,989        474,552
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

NET
ASSETS

 Beginni      3,162,820      2,688,268
ng of
period

 End of      $ 3,969,809    $ 3,162,820
perio
d
(inclu
ding
undis
tribut
ed
net
inves
tmen
t
inco
me
of
$67,
851
and
$33,
743,
resp
ectiv
ely)

OTHER
INFORMATI
ON
Shares

 Sold         45,146         46,345

 Issued       21,376         16,081
in
reinves
tment
of
distribu
tions

 Redee        (38,605)       (26,386)
med

 Net          27,917         36,040
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1995   1994 A   1993   1992   1991

SELECTED PER-SHARE
DATA

Net asset    $ 18.01     $ 19.26   $ 19.77   $ 17.21   $ 13.13
value,
beginni
ng
of
period

Income
from
Invest
ment
Operati
ons

 Net          .34         .19       .09       .14       .27
invest
ment
income

 Net          3.09        .58       3.09      3.66      3.92
realize
d and
unreali
zed
 gain
(loss)

 Total        3.43        .77       3.18      3.80      4.19
from
invest
ment
operati
ons

Less          (.20) B     (.14)     (.16)     (.20)     (.11)
Distrib
utions
From
net
invest
ment
income

 From         (1.74) B    (1.88)    (3.53)    (1.04)    -
net
realize
d gain

 Total        (1.94)      (2.02)    (3.69)    (1.24)    (.11)
distribu
tions

Net asset    $ 19.50     $ 18.01   $ 19.26   $ 19.77   $ 17.21
value,
end of
period

TOTAL         21.43%      4.24%     19.47%    23.39%    32.15%
RETURN

RATIOS
AND
SUPPLE
MENTAL
DATA

Net          $ 3,970     $ 3,163   $ 2,688   $ 2,166   $ 1,577
assets,
end of
period
(in
millions
)

Ratio of      .99%        1.07%     1.05%     1.02%     .83%
expens
es to
averag
e
net
assets

Ratio of      1.92%       1.13%     .80%      1.01%     1.56%
net
invest
ment
income
to
averag
e net
assets

Portfolio     108%        72%       101%      138%      119%
turnove
r rate

A EFFECTIVE DECEMBER 1,1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
B THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Retirement Growth Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES - CONTINUED
Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,514,665,000 and $3,030,675,000, respectively, of which U.S. government and government agency obligations aggregated $1,513,564,000 and $1,585,637,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .74% of average net assets after the performance adjustment.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $60,000 for the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $904,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $2,266,000 and $2,431,000, respectively
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $1,638,000. The weighted average interest rate was 6.44%.
7. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $144,000 under this arrangement.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND MARKET
AMOUNTS IN THOUSANDS COST COST INCOME VALUE  AFFILIATE
AFC Cable Systems, Inc.  $ 2,309 $ - $ - $ 9,169 American Banker Insurance
Group   -  -  1,225  59,011  Bradlees, Inc.   4,495  3,203  116  1,172
Bugaboo Creek Steak House, Inc.   884  -  -  4,063 CFC International   -  -
-  618 Cable Design Technology Corp.   418  -  -  41,792 China Southern
Glass Co. Ltd Class B   -  -  -  - Cinergi Pictures Entertainment, Inc.
2,992  -  -  4,960  Cole National Corp. Class A   575  -  -  14,024 Cygnus,
Inc.   6,392  -  -  22,556 Freds, Inc. Class A   -  -  183  6,987  Gametek,
Inc.   498  36  -  1,187 Image Industries, Inc.   -  200  -  5,280
Innovative International Holdings Ltd.   538  -  474  9,024  Integrated
Systems, Inc.   -  384  -  - Interface, Inc. Class A   -  -  -  - Just
Toys, Inc.   -  194  -  405  K-Swiss, Inc. Class A   -  -  25  3,552
Kentucky Electric Steel, Inc.   -  492  -  2,527  Lechters, Inc.   3,546  -
-  8,824  Libbey, Inc.   1,057  -  262  26,643 Maxwell Shoe, Inc. Class A
221  -  -  3,434 OroAmerica, Inc.   -  112  -  1,345  People's Choice TV
Corp.   1,398  -  -  14,783 Pillowtex Corp.   -  314  49  12,284Quantum
Restaurant Group, Inc.   312  -  -  5,081Rhodes, Inc.   356  -  -  6,466
Shoe Carnival, Inc.   -  635  -  -  Sierra On-line, Inc.   17,122  743  -
59,007SunGard Data Systems, Inc.   -  3,908  -  70,138Whole Foods Market,
Inc.   -  -  -  19,926Wireless One, Inc.   -  -  -  2,370
TOTALS  $ 43,113 $ 10,221 $ 2,334 $ 416,628
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Retirement Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Retirement Growth Fund (a fund of Fidelity Financial Trust) at November 30,1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Retirement Growth Fund 's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 3, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Retirement Growth voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/11/95 12/8/95 $.35 $1.41
 1/8/96 1/5/96 - $.10
A total of 18% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
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New York, NY
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New York, NY
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White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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OHIO
600 Vine Street
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28699 Chagrin Boulevard
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1903 East Ninth Street
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121 S.W. Morrison Street
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1735 Market Street
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439 Fifth Avenue
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TENNESSEE
5100 Poplar Avenue
Memphis, TN
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2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
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Irving, TX
14100 San Pedro
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411 108th Avenue, N.E.
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511 Pine Street
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1775 K Street,  N.W.
Washington, DC
WISCONSIN
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 Research Company
Boston, MA
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 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Harris Leviton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
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Brown Brothers Harriman & Co.
Boston, MA
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(2_FIDELITY_LOGOS)FIDELITY

CONVERTIBLE SECURITIES
FUND
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   PAST 5    LIFE OF
                                             YEAR     YEARS     FUND

Convertible Securities                       18.00%   138.93%   213.42%

Merrill Lynch Convertible Securities Index   23.52%   126.88%   n/a

Average Convertible Securities Fund          19.21%   107.15%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case one year, five years, or since the fund started on January 5, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch Convertible Securities Index - a broad measure of the performance of convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the average convertible securities fund, which reflects the performance of 34 convertible securities funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Convertible Securities                       18.00%   19.03%   13.68%

Merrill Lynch Convertible Securities Index   23.52%   17.80%   n/a

Average Convertible Securities Fund          19.21%   15.48%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
                Convertible First Bos
       01/31/87    10000.00    10000
       02/28/87    10350.19    10414
       03/31/87    10437.74 10521.26
       04/30/87    10282.10 10523.37
       05/31/87    10252.92 10554.94
       06/30/87    10429.22 10775.54
       07/31/87    10949.70 11215.18
       08/31/87    11195.21 11439.48
       09/30/87    11119.15 11271.32
       10/31/87     9020.63 9151.186
       11/30/87     9000.74 8857.433
       12/31/87     9253.19 9308.276
       01/31/88     9598.16 9567.047
       02/29/88     9993.85 10007.13
       03/31/88    10126.04 9973.106
       04/30/88    10321.56 10179.55
       05/31/88    10249.53 10078.77
       06/30/88    10675.20  10466.8
       07/31/88    10602.16 10357.95
       08/31/88    10445.63 10174.61
       09/30/88    10582.76 10356.74
       10/31/88    10752.09 10488.27
       11/30/88    10593.35 10317.31
       12/31/88    10723.60 10556.67
       01/31/89    11181.78 11030.67
       02/28/89    11301.78 11028.46
       03/31/89    11630.82 11171.83
       04/30/89    12062.00 11547.21
       05/31/89    12338.39 11781.61
       06/30/89    12437.48 11695.61
       07/31/89    12997.22 12031.27
       08/31/89    13422.63 12295.96
       09/30/89    13433.82 12188.99
       10/31/89    13161.97 11803.81
       11/30/89    13377.19 11996.22
       12/31/89    13542.01 12009.41
       01/31/90    13040.03 11531.44
       02/28/90    13191.79 11683.65
       03/31/90    13450.80 11862.41
       04/30/90    13344.43 11597.88
       05/31/90    13876.31 12160.38
       06/30/90    14031.25 12145.78
       07/31/90    13935.55 12037.69
       08/31/90    13014.49 11344.32
       09/30/90    12372.25 10848.57
       10/31/90    12129.89 10442.83
       11/30/90    12760.02 10953.49
       12/31/90    13150.08 11182.42
       01/31/91    13965.02 11684.51
       02/28/91    14866.39 12382.07
       03/31/91    15261.65 12685.43
       04/30/91    15436.49 12813.55
       05/31/91    15961.04 13192.84
       06/30/91    15657.98 12824.76
       07/31/91    16289.35  13312.1
       08/31/91    16908.09 13808.64
       09/30/91    17190.33 13783.78
       10/31/91    17930.53 13982.27
       11/30/91    17164.81  13645.3
       12/31/91    18244.09 14438.09
       01/31/92    19164.97 14838.02
       02/29/92    19792.23 15222.33
       03/31/92    19458.45 15095.98
       04/30/92    19620.16 15268.08
       05/31/92    19997.47 15545.96
       06/30/92    19878.15 15472.89
       07/31/92    20422.38 15898.39
       08/31/92    20027.81 15798.23
       09/30/92    20504.91  16114.2
       10/31/92    20985.60 16152.87
       11/30/92    21658.57 16619.69
       12/31/92    22261.36 16988.65
       01/31/93    23005.79 17518.69
       02/28/93    22604.94 17587.02
       03/31/93    23729.83  18230.7
       04/30/93    23946.74 18227.05
       05/31/93    24539.62 18546.03
       06/30/93    24511.53 18722.22
       07/31/93    24759.71 18915.05
       08/31/93    25343.67 19433.33
       09/30/93    25638.09 19652.92
       10/31/93    26227.47 20116.73
       11/30/93    25976.98 19812.97
       12/31/93    26221.17 20139.88
       01/31/94    26874.71  20717.9
       02/28/94    26444.33 20388.48
       03/31/94    25286.77 19556.63
       04/30/94    24867.74  19200.7
       05/31/94    24771.04 19242.94
       06/30/94    24752.39  19025.5
       07/31/94    25193.23 19562.02
       08/31/94    26532.08 19947.39
       09/30/94    26366.37 19594.32
       10/31/94    26531.68 19762.83
       11/30/94    25837.39 19045.44
       12/31/94    25760.75 19190.19
       01/31/95    25760.75 19165.24
       02/28/95    26297.44 19791.94
       03/31/95    27074.58 20314.45
       04/30/95    27684.52 20775.59
       05/31/95    27989.49 21388.47
       06/30/95    28689.58 22167.01
       07/31/95    29442.32 22953.94
       08/31/95    29784.47 23194.95
       09/30/95    30349.81 23540.56
       10/31/95    29607.46 22817.86
       11/30/95    30487.92 23611.93

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Convertible Securities Fund on January 31, 1987, shortly after the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $30,488 - a 204.88% increase on your initial investment. For comparison, look at how the First Boston Convertible Securities Index did over the same period. (The Merrill Lynch Convertible Securities Index does not extend as far back as the fund's start date, and therefore is not appropriate for this comparison.) With dividends reinvested, the same $10,000 investment in the First Boston Convertible Securities Index would have grown to $23,612 - a 136.12% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The
Standard & Poor's Composite
Index of 500 Stocks finished the
12-month period with a total
return of 36.98% (including
reinvested dividends) - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal
Reserve Board cut the fed funds
rate - the rate banks charge
each other for overnight loans -
by 0.25% on July 6 to 5.75%.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat in
October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks per- form
well. In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as many
investors brought capital back to
the U.S. The Morgan Stanley
Emerging Markets Free Index
was down 16.52% for the 12
months ended November 30. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index was up
7.57% for the year ended
November 30. European markets
have fared well through the first
11 months of 1995, while the
Japanese market recently has
shown signs of recovery.
An interview with Charles Mangum, Portfolio Manager of Fidelity
Convertible Securities Fund
Q. HOW HAS THE FUND PERFORMED, CHARLES?
A. For the 12 months ended November 30, 1995, the fund had a total return of 18.00%. That slightly trailed the total return of 19.21% for the average convertible securities fund tracked by Lipper Analytical Services over the same period.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. The main factor was the fund's conservative positioning, meaning I focused the fund on convertible securities that were bond-like in nature. With the total return of the Standard & Poor's Composite Index of 500 Stocks up 36.98% during the past 12 months, you can see that the fund lagged because it didn't have more equity exposure. Equity exposure indicates how sensitive a convertible security is to changes in the issuing company's common stock price.
Q. WHAT WAS THE RATIONALE BEHIND YOUR POSITIONING THE FUND IN A DEFENSIVE
WAY?
A. I believed that earnings estimates by and large were too high and that many companies would miss them. In fact, I was correct about that during the latter part of the period. Unfortunately, the stock market has risen strongly due to, among other things, the bond market rally. In addition, while convertible bonds have seen marked price appreciation this year, they haven't gone up as much as longer-maturity bonds. That's because convertible bonds usually are of relatively short maturity and are thus less sensitive to changes in interest rates.
Q. HOW HAVE YOU STRUCTURED THE FUND OVER THE PAST SIX MONTHS?
A. The biggest change has been a substantial addition to the fund's investments in Japan, to where they were 3.2% of the fund's investments at the end of the period. The economy there appeared to be turning and there have been very cheap opportunities for investing in companies with good business prospects. In addition, the weakening of the yen has been a positive factor for many companies because it has made their products cheaper to sell outside of the country. Major investments in Japan have included Canon and Fuji Photo Film. These companies have been helped by the currency weakening and improvements in business.
Q. WAS THERE A PARTICULAR SECTOR WHOSE PERFORMANCE HELPED THE FUND?
A. The airline industry has done well, including the fund's investments in AMR Corp. - American Airlines - and Delta. The industry has done a good job reducing capacity, organizing routes better and improving cash flow. While this is a cyclical business - one that rises and falls with the economy - companies in this industry posted strong earnings due to effective cost cutting.
Q. YOU'VE CONTINUED TO FOCUS A LARGE PART OF THE FUND'S INVESTMENTS ON THE HEALTH CARE SECTOR. HOW HAVE THEY FARED?
A. Frankly, they haven't done that well. Investments here - including TheraTx, Multicare, NovaCare and Integrated Health Services - primarily were in the nursing home industry which pretty much lagged the rest of health care. The biggest issue this year has been the budget debate in Washington. Historically, the debate ends in October and the stocks begin to perform well for about six months. This year, the debate has not ended and there is uncertainty about government reimbursement for service providers. That has hurt the stocks quite a bit. In addition, there have been some draconian proposals from Congress that would affect nursing home companies. I have been optimistic about these investments because demand is growing - the fastest growing portion of the population is the over 85 group - but the supply of nursing home space and services appears not to be increasing.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. While much of the fund this year was invested in high yielding convertible securities that act more like bonds, I may focus more on convertible securities with more equity exposure in the coming year. At the same time, I'm somewhat cautious. Many companies already have fallen short of earnings estimates. Although the Federal Reserve Board may cut short-term interest rates, I believe earnings estimates will continue to fall. My belief is that the market already has factored in several rate cuts by the Fed. Some segments already have undergone corrections, so I'm starting to find some values. That's where I'll be focusing: looking for high quality companies where earnings seem to be strong and business prospects are good.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with growth potential
START DATE: March 25, 1983
SIZE: as of November 30,
1995, more than $3.9 billion
MANAGER: Harris Leviton,
since 1992; manager,
Fidelity Convertible
Securities Fund, 1990-1992;
Fidelity Select Electronics
Portfolio, 1987-
1990; analyst, 1986 -1990;
joined Fidelity in 1986
(checkmark)
HARRIS LEVITON ON SEEKING
CAPITAL APPRECIATION WITH A
VALUE STRATEGY:
"There are a lot of ways to
make money in the market.
You can buy a popular,
expensive stock and hope to
keep riding it to the peak, or
you can buy a cheap one and
hope to watch it grow. Over
time, I think you tend to do
better by taking less risk and
buying cheaper stocks. If you
look at many of the analytical
studies, you'll see that you
tend to do better by avoiding
both the high fliers and the
disasters. The stocks that can
really hurt your performance
are the ones that are down
90%. Once you lose that
money it's very difficult to get
it back.
"The real issue for me, over
time, is avoiding risk. That's
something you get rewarded
for. Gain can come with
high-flying stocks that triple in
price so that you get rich
quick; but these are the kinds
of stocks where you also can
easily lose 90%. In my
opinion, it's much better to find
a cheap stock, make 30-40%
on it and do that five or seven
times. A company selling at 10
times earnings with a good
balance sheet tends over time
to attract investor interest,
which leads to stock price
gains. When people think
capital appreciation they may
think maximum risk. But there
are a lot of other ways to make
money, and shopping for
value is one of them, the one I
believe in most."
INVESTMENT CHANGES


TOP TEN INVESTMENTS AS OF NOVEMBER 30, 1995
                                      % OF FUND'S   % OF FUND'S
                                      INVESTMENTS   INVESTMENTS
                                                    6 MONTHS AGO

NovaCare, Inc. 5 1/2%, 1/15/00        3.0           2.1

Delta Air, Inc. 3 1/2% depositary     2.0           0.4
shares
 representing 1/1000 pfd., Series C

Philip Morris Companies, Inc.         2.0           0.0

MBL International Finance Bermuda     1.8           0.0
 Trust 3%, 11/30/02

Atlantic Richfield Co. exchangeable   1.8           1.4
 $.5575

AMR Corp. 6 1/8%, 11/1/24             1.7           0.2

TheraTx, Inc. 8%, 2/1/02              1.7           0.3

Alberto Culver Co. 5 1/2%, 6/30/05    1.7           0.0

Fremont General Corp. liquid yield    1.7           0.8
 option notes 0%, 10/12/13

Chubb Corp. (The) 6%, 5/15/98         1.6           0.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE MARKET
                                   SECTORS
                                   6 MONTHS AGO

Health               14.8          20.0

Finance              11.4          8.8

Media & Leisure      9.6           8.9

Retail & Wholesale   9.4           9.9

Technology           6.9           6.7

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995* AS OF MAY 31, 1995**

Convertible
securities 79.5%
Stocks 14.3%
Short-term
investments 5.0%
Nonconvertible
bonds 1.2%
FOREIGN
INVESTMENTS 6.4%
Convertible
securities 77.2%
Stocks 14.2%
Short-term
investments 7.4%
Nonconvertible
bonds 1.2%
FOREIGN
INVESTMENTS 3.9%
Row: 1, Col: 1, Value: 1.2
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 14.3
Row: 1, Col: 4, Value: 79.5
Row: 1, Col: 1, Value: 1.2
Row: 1, Col: 2, Value: 7.4
Row: 1, Col: 3, Value: 14.2
Row: 1, Col: 4, Value: 77.2
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 14.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
DEFENSE ELECTRONICS - 0.2%
Loral Corp.   59,200 $ 2,005
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.2%
Sekisui Chemical Co. Ltd.   162,000  2,079
IRON & STEEL - 0.0%
Nucor Corp.   3,900  194
METALS & MINING - 0.0%
Aluminum Co. of America  5,800  339
TOTAL BASIC INDUSTRIES   2,612
CONGLOMERATES - 0.3%
Allied-Signal, Inc.   40,000  1,890
United Technologies Corp.   10,000  938
  2,828
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Bird Corp. (a)  131,700  840
DURABLES - 0.4%
CONSUMER ELECTRONICS - 0.2%
Maytag Co.   132,100  2,692
TEXTILES & APPAREL - 0.2%
Westpoint Stevens, Inc. Class A  107,300  1,931
TOTAL DURABLES   4,623
ENERGY - 0.0%
COAL - 0.0%
MAPCO, Inc.   4,500  242
FINANCE - 0.7%
FEDERAL SPONSORED CREDIT - 0.7%
Federal National Mortgage Association  70,000  7,665
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 3.5%
DRUGS & PHARMACEUTICALS - 1.4%
Allergan, Inc.   478,300 $ 14,827
MEDICAL EQUIPMENT & SUPPLIES - 1.4%
Advanced Medical, Inc. (a)(e)   1,274,555  3,903
Benson Eyecare Corp. (a)  489,200  4,219
Pall Corp.   230,900  6,263
  14,385
MEDICAL FACILITIES MANAGEMENT - 0.7%
TheraTx, Inc. (a)  555,600  7,501
TOTAL HEALTH   36,713
INDUSTRIAL MACHINERY & EQUIPMENT -1.3%
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.  100,000  3,013
WMX Technologies, Inc.   358,000  10,561
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   13,574
NONDURABLES - 3.2%
TOBACCO - 3.2%
Philip Morris Companies, Inc.   240,000  21,060
RJR Nabisco Holdings Corp.   424,680  12,369
TOTAL NONDURABLES   33,429
PRECIOUS METALS - 0.5%
Newmont Mining Corp.   126,400  5,451
RETAIL & WHOLESALE - 1.4%
GENERAL MERCHANDISE STORES - 0.3%
Proffitts, Inc. (a)  114,700  3,097
GROCERY STORES - 0.3%
Richfood Holdings, Inc. Class A  107,800  3,032
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Tandy Corp.   57,700 $ 2,748
Waban, Inc. (a)  340,000  6,290
  9,038
TOTAL RETAIL & WHOLESALE   15,167
SERVICES - 0.4%
ADVERTISING - 0.4%
Interpublic Group of Companies, Inc.   127,900  4,908
TECHNOLOGY - 0.9%
ELECTRONICS - 0.3%
Intel Corp.   53,700  3,269
PHOTOGRAPHIC EQUIPMENT - 0.6%
Fuji Photo Film Co. Ltd.   163,000  4,024
Konica Corp.   294,000  1,887
  5,911
TOTAL TECHNOLOGY   9,180
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.0%
Florida West Airlines, Inc. (a)  18,236  -
RAILROADS - 0.1%
Illinois Central Corp., Series A  20,300  822
TOTAL TRANSPORTATION   822
UTILITIES - 1.1%
TELEPHONE SERVICES - 1.1%
Bell Atlantic Corp.   77,300  4,870
Pacific Telesis Group  217,100  6,513
TOTAL UTILITIES   11,383
TOTAL COMMON STOCKS
(Cost $144,959)   151,442
CONVERTIBLE PREFERRED STOCKS - 24.8%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 0.6%
METALS & MINING - 0.6%
Reynolds Metals Co. $3.31  124,900 $ 6,573
CONSTRUCTION & REAL ESTATE - 1.0%
BUILDING MATERIALS - 0.3%
Bird Corp. $1.85  210,850  3,690
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Oasis Residential, Inc. $0.75  295,200  7,380
TOTAL CONSTRUCTION & REAL ESTATE   11,070
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 3.2%
Chrysler Corp., Series A, $4.625 (g)  94,100  13,574
General Motors Corp. $3.25  230,000  16,503
Mascotech, Inc.  313,700  3,960
TOTAL DURABLES   34,037
ENERGY - 5.0%
OIL & GAS - 5.0%
Atlantic Richfield Co. exchangeable $0.5575  748,200  18,705
Lomak Petroleum, Inc. exchangeable $2.03 (g)  100,000  2,750
Occidental Petroleum Corp.:
Indexed $3.00  231,400  15,272
 $3.875 (g)  151,600  8,603
Santa Fe Energy Resources, Inc. $.732  377,300  3,679
Unocal Corp. $3.50 (g)  80,000  4,160
TOTAL ENERGY   53,169
FINANCE - 4.8%
CREDIT & OTHER FINANCE - 1.0%
Continental Airlines Finance Trust $4.25 (g)  200,000  10,000
INSURANCE - 2.9%
Alexander & Alexander Services, Inc.,
Series A, $3.625 (g)  143,600  7,180
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
American General LLC, Series A, $0.25  204,700 $ 10,798
Conseco, Inc., Series D, $3.25  45,000  2,295
Penncorp Financial Group, Inc. $0.84375  118,900  8,026
St. Paul Capital LLC $0.25  45,800  2,616
  30,915
SAVINGS & LOANS - 0.9%
Glendale Federal Bank, Series E, $2.1875  231,100  9,764
TOTAL FINANCE   50,679
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
Neorx Corp., Series 1, $2.44  126,700  2,154
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc. $1.29  391,100  13,249
MEDIA & LEISURE - 2.3%
BROADCASTING - 0.8%
Cablevision Systems Corp. depositary shares representing
1/10 pfd., Series I, $2.125  288,000  7,992
ENTERTAINMENT - 1.5%
Time Warner Financing Trust $.31  501,000  16,345
TOTAL MEDIA & LEISURE   24,337
NONDURABLES - 1.2%
FOODS - 0.4%
Chiquita Brands International, Inc. $2.875  90,000  4,026
TOBACCO - 0.8%
RJR Nabisco Holdings Corp., Series C, depositary shares
representing 1/10 pfd  1,427,500  8,387
TOTAL NONDURABLES   12,413
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 0.5%
AJL PEPS Trust exchangeable  260,000 $ 4,940
SERVICES - 0.0%
PRINTING - 0.0%
Alco Standard Corp. $1.26  2,500  208
TECHNOLOGY - 0.5%
COMPUTER SERVICES & SOFTWARE - 0.5%
Ceridian Corp. 3 1/2%  50,000  4,838
TRANSPORTATION - 2.7%
AIR TRANSPORTATION - 2.2%
Delta Air, Inc. 3 1/2% depositary shares representing
1/1000 pfd., Series C  350,000  21,438
USAir Group, Inc., Series B, 8 3/4%  56,500  2,330
  23,768
RAILROADS - 0.5%
Burlington Northern Santa Fe Corp., Series A, 6 1/4%  60,000  5,153
TOTAL TRANSPORTATION   28,921
UTILITIES - 1.5%
TELEPHONE SERVICES - 1.5%
Sprint Corp. $0.6573  429,100  15,394
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $240,677)   261,982
CORPORATE BONDS - 55.9%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 54.7%
BASIC INDUSTRIES - 2.3%
CHEMICALS & PLASTICS - 1.5%
Valhi, Inc. liquid yield option notes 0%,
10/20/07  B1 $ 40,060  15,123
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.8%
Inco Ltd. 5 3/4%, 7/1/04  Baa2 $ 6,500 $ 8,775
TOTAL BASIC INDUSTRIES   23,898
CONGLOMERATES - 0.4%
Gencorp, Inc. 8%, 8/1/02  Ba3  4,000  4,020
CONSTRUCTION & REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Haagen Alexander Properties, Inc.:
Series A, 0%, 1/1/03  -  1,100  902
 7 1/2%, 1/15/01  -  2,000  1,640
Mid-Atlantic Realty Trust
7 5/8%, 9/15/03  -  1,750  1,496
Sizeler Property Investors, Inc. 8%, 7/15/03  -  6,150  5,289
TOTAL CONSTRUCTION & REAL ESTATE   9,327
DURABLES - 2.0%
AUTOS, TIRES, & ACCESSORIES - 1.8%
Mascotech, Inc. 4 1/2%, 12/15/03  Ba3  11,000  8,429
Titan Wheel International, Inc. 4 3/4%, 12/1/00  B2  4,490  6,230
Toyota Motor Corp. 1 1/5%, 1/28/98  - JPY 360,000  3,844
  18,503
CONSUMER ELECTRONICS - 0.2%
Matsushita Electric Industrial Co. Ltd.
1.40%, 3/31/04  Aa2 JPY 250,000  2,552
TOTAL DURABLES   21,055
ENERGY - 1.1%
INDEPENDENT POWER - 0.5%
Thermo Electron Corp. 4 1/4%, 1/1/03 (g)  -  5,000  5,238
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 0.6%
Garnet Resources Corp. 9 1/2%, 12/21/98 (g)  - $ 3,000 $ 2,550
USX-Marathon Group 7%, 6/15/17  BB-  4,000  3,820
  6,370
TOTAL ENERGY   11,608
FINANCE - 5.9%
CREDIT & OTHER FINANCE - 1.8%
MBL International Finance Bermuda Trust
3%, 11/30/02  Aa3  17,427  19,214
INSURANCE - 4.1%
American Travellers Corp. 6 1/2%, 10/1/05  BB-  1,800  2,286
Chubb Corp. (The) 6%, 5/15/98  Aa3  15,070  17,331
Fremont General Corp. liquid yield option
notes 0%, 10/12/13  Ba2  37,140  17,502
Old Republic International Corp.
5 3/4%, 8/15/02  Aa3  4,290  5,754
  42,873
TOTAL FINANCE   62,087
HEALTH - 9.9%
DRUGS & PHARMACEUTICALS - 1.5%
IVAX Corp. 6 1/2%, 11/15/01 (g)  -  4,000  4,100
Roche Holdings, Inc. liquid yield option
notes 0%, 4/20/10 (g)  -  27,000  11,779
  15,879
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
Benson Eyecare Corp. 8%, 5/15/01   B3  12,175  14,123
MEDICAL FACILITIES MANAGEMENT - 7.1%
Beverly Enterprises, Inc. 5 1/2%, 8/1/18  -  6,590  6,590
Integrated Health Services, Inc. 6%, 1/1/03  B2  6,440  6,311
Meris Labs, Inc. 10%, 11/14/97 (f)  -  3,150  1,890
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Multicare Companies, Inc. 7%, 3/15/03 (g)  B- $ 4,480 $ 4,614
NovaCare, Inc. 5 1/2%, 1/15/00  B1  38,040  31,383
Sun Healthcare Group, Inc. 6%, 3/1/04 (g)  -  7,000  5,880
TheraTx, Inc. 8%, 2/1/02 (g)  B3  19,160  17,819
  74,487
TOTAL HEALTH   104,489
INDUSTRIAL MACHINERY & EQUIPMENT - 2.5%
ELECTRICAL EQUIPMENT - 0.6%
Magnetek, Inc. 8%, 9/15/01  B2  7,300  6,570
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  12,640  12,909
POLLUTION CONTROL - 0.7%
Riedel Environmental Technologies, Inc.
7%, 10/11/99 (b)  -  4,647  2,091
Sanifill, Inc. 7 1/2%, 6/1/06  B2  4,000  4,830
  6,921
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   26,400
MEDIA & LEISURE - 7.3%
BROADCASTING - 2.3%
Time Warner, Inc.:
liquid yield option notes 0%, 12/17/12  Ba1  35,000  12,163
 8 3/4%, 1/10/15  Ba3  11,833  12,320
  24,483
ENTERTAINMENT - 0.9%
All American Communications, Inc.
6 1/2%, 10/1/03 (g)  -  6,900  7,038
Kushner-Locke Co. 8%, 12/15/00 (g)  -  3,000  2,250
  9,288
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 1.2%
Coleman Worldwide Corp. 2nd liquid yield option
notes 0%, 5/27/13  B2 $ 43,260 $ 13,248
LODGING & GAMING - 0.8%
WMS Industries, Inc. 5 3/4%, 12/1/02  B1  9,350  8,228
PUBLISHING - 2.1%
News America Holdings, Inc. liquid yield option
notes 0%, 3/11/13  Baa3  33,890  15,716
Score Board, Inc.(g):
9%, 9/1/02  -  3,500  3,395
 9%, 2/1/03  -  3,000  2,730
  21,841
TOTAL MEDIA & LEISURE   77,088
NONDURABLES - 2.2%
FOODS - 0.5%
Chiquita Brands International, Inc.
7%, 3/28/01  B3  6,000  5,490
HOUSEHOLD PRODUCTS - 1.7%
Alberto Culver Co. 5 1/2%, 6/30/05 (g)  -  16,200  17,739
TOTAL NONDURABLES   23,229
RETAIL & WHOLESALE - 7.5%
DRUG STORES - 1.6%
Rite Aid Corp. liquid yield option
notes 0%, 7/24/06  Baa1  33,000  17,160
GENERAL MERCHANDISE STORES - 2.2%
General Host Corp. 8%, 2/15/02  B3  8,819  7,717
Proffitts, Inc. 4 3/4%, 11/1/03  B2  18,628  16,206
  23,923
RETAIL & WHOLESALE, MISCELLANEOUS - 3.7%
Intertan, Inc. 9%, 8/30/00  - CAD 5,370  5,249
Lowe's Companies, Inc. 3%, 7/22/03  A3  5,880  7,232
Office Depot, Inc. 0%, 11/1/08  Baa3  13,500  8,488
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Pier Imports, Inc. exchangeable
8 1/2%, 12/1/00 (f)  - $ 3,350 $ 3,141
Staples, Inc. 4 1/2%, 10/1/00 (g)  -  2,380  2,392
Waban, Inc. 6 1/2%, 7/1/02  Ba3  12,500  12,250
  38,752
TOTAL RETAIL & WHOLESALE   79,835
SERVICES - 0.8%
ADVERTISING - 0.6%
Omnicom Group, Inc. 4 1/2%, 9/1/00 (g)  Baa2  5,000  6,150
SERVICES - 0.2%
Career Horizons, Inc. 7%, 11/1/02 (g)  B3  1,915  1,982
First Financial Management Corp.
5%, 12/15/99  A2  300  513
  2,495
TOTAL SERVICES   8,645
TECHNOLOGY - 5.5%
COMMUNICATIONS EQUIPMENT - 0.8%
Data Switch Corp.
8 1/4%, 6/01/02  -  2,400  2,424
General Instrument Corp.
5%, 6/15/00  B1  5,000  5,675
  8,099
COMPUTER SERVICES & SOFTWARE - 1.2%
Sapiens International Corp. NV euro
5%, 9/20/03  -  12,535  4,826
Softkey International, Inc. 5 1/2%, 11/1/00 (g)  -  9,270  7,926
  12,752
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Canon, Inc. 1.30%, 12/19/08  A JPY 455,000  5,313
NEC Corp. 1.90%, 3/30/01  A3 JPY 483,000  6,279
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Silicon Graphics, Inc. 0%, 11/2/13 (g)  B1 $ 10,000 $ 6,350
Unisys Corp. 8 1/4%, 8/1/00  B2  9,130  8,330
  26,272
ELECTRONICS - 1.0%
Nitto Denko Corp. 3.90%, 3/30/01  Baa1 JPY 220,000  2,867
Richardson Electronics, Ltd.
7 1/4%, 12/15/06  B3  1,743  1,438
Texas Instruments, Inc. euro 2 3/4%, 9/29/02  Baa1  5,000  6,994
  11,299
TOTAL TECHNOLOGY   58,422
TRANSPORTATION - 3.4%
AIR TRANSPORTATION - 2.2%
AMR Corp. 6 1/8%, 11/1/24  Ba2  17,000  18,275
Florida West Airlines, Inc. 8%, 3/18/99 (b)(g)  -  2,000  100
UAL Corp. 6 3/8%, 2/01/25  Ba3  4,000  4,925
  23,300
SHIPPING - 0.6%
Seacor Holdings, Inc. 6%, 7/15/03 (g)  B3  6,500  6,492
TRUCKING & FREIGHT - 0.6%
Air Express International Corp. 6%, 1/15/03  B1  5,480  6,042
TOTAL TRANSPORTATION   35,834
UTILITIES - 3.0%
CELLULAR - 1.4%
Cellular Communications, Inc.
0%, 7/27/99   B1  5,300  4,174
United States Cellular Corp. liquid yield option
notes 0%, 6/15/15  Ba3  30,930  11,212
  15,386
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.6%
CAM-NET Communications Network
10% 8/15/97 (g)  - $ 1,750 $ 875
US West, Inc. liquid yield option
notes 0%, 6/25/11  A3  47,000  15,921
  16,796
TOTAL UTILITIES   32,182
TOTAL CONVERTIBLE BONDS   578,119
NONCONVERTIBLE BONDS - 1.2%
HEALTH - 1.2%
MEDICAL EQUIPMENT & SUPPLIES - 1.2%
Advanced Medical, Inc. 15%, 7/15/99  -  12,033  12,033
TOTAL CORPORATE BONDS
(Cost $578,704)   590,152
REPURCHASE AGREEMENTS - 5.0%
 MATURITY AMOUNT
 (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.90%,
dated 11/30/95 due 12/1/95  $ 52,921  52,912
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,017,252)  $ 1,056,488
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
JPY - Japanese yen
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Affiliated company (see Note 7 of Notes to Financial Statements).
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Meris Labs, Inc.
 10%, 11/14/97 11/14/94 $ 3,150
Pier Imports, Inc.
 exchangeable  12/08/94 to
 8 1/2%, 12/1/00 1/10/95 $ 3,149
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $163,666,000 or 15.6% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 8.8% AAA, AA, A 7.4%
Baa 6.3% BBB  7.0%
Ba 9.6% BB  10.5%
B 18.3% B  14.1%
Caa 0.0% CCC  2.1%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 11.9% including long-term debt categorized as other securities.
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $1,018,983,000. Net unrealized appreciation aggregated $37,505,000, of which $61,669,000 related to appreciated investment securities and $24,164,000 related to depreciated investment securities.
The fund hereby designates approximately $2,103,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund has elected to defer to its fiscal year ending November 30, 1996, approximately $502,000 of losses recognized during the period November 1, 1995 to November 30, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE
AMOUNT) NOVEMBER 30, 1995

ASSETS

Investme                                            $ 1,056,488
nt in
securiti
es, at
value
(includi
ng
repurc
hase
agreem
ents of
$52,91
2) (cost
$1,017,
252) -

See
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Receivab                                             38,510
le for
invest
ments
sold

Receivab                                             3,049
le for
fund
shares
sold

Dividend                                             1,415
s
receiva
ble

Interest                                             8,099
receiva
ble

Other                                                76
receiva
bles

 TOTAL                                               1,107,637
ASSETS

LIABILITIE
S

Payable                                   $ 30
to
custodi
an
bank

Payable                                    51,773
for
invest
ments
purcha
sed

Payable                                    2,652
for fund
shares
redeem
ed

Accrued                                    317
manag
ement
fee

Other                                      436
payabl
es and
accrue
d
expens
es

Collateral                                 3,097
on
securiti
es
loaned,
at
value

 TOTAL                                               58,305
LIABILITI
ES

NET                                                 $ 1,049,332
ASSETS

Net
Assets
consist
of:

Paid in                                             $ 938,185
capital

Undistrib                                            9,649
uted
net
invest
ment
income

Accumul                                              62,227
ated
undistri
buted
net
realize
d gain
(loss)
on
invest
ments
and
foreign
currenc
y
transac
tions

Net                                                  39,271
unreali
zed
appreci
ation
(depre
ciation)
on
invest
ments
and
assets
and
liabilitie
s in
foreign
currenc
ies

NET                                                 $ 1,049,332
ASSETS
, for
59,431
shares
outstan
ding

NET                                                  $17.66
ASSET
VALUE,
offering
price
and
redemp
tion
price
per
share
($1,049
,332 (divided by)
59,431
shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER
30, 1995

INVESTM                 $ 12,800
ENT
INCOME
Dividend
s

Interest                 38,269
(includi
ng
income
on
securiti
es
loaned
of $24)

 TOTAL                   51,069
INCOM
E

EXPENSE
S

Manage       $ 4,974
ment
fee
Basic
fee

 Perfor       (1,041)
mance
adjust
ment

Transfer      2,167
agent
fees

Accounti      444
ng and
securit
y
lending
fees

Non-inter     12
ested
trustee
s'
compe
nsation

Custodia      48
n fees
and
expens
es

Registrati    110
on fees

Audit         47

Legal         6

 Total        6,767
expens
es
before
reducti
ons

 Expens       (39)       6,728
e
reducti
ons

NET                      44,341
INVEST
MENT
INCOM
E

REALIZED
AND
UNREALIZ
ED GAIN
(LOSS)
Net
realize
d gain
(loss)
on:

 Invest       68,630
ment
securiti
es
(includi
ng
realize
d gain
(loss)
of
$(1,011
) on
sales
of
invest
ments
in
affiliate
d
issuers
)

 Foreign      (23)       68,607
currenc
y
transac
tions

Change                   45,718
in net
unreali
zed
appreci
ation
(depre
ciation)
on
invest
ment
securiti
es

NET GAIN                 114,325
(LOSS)

NET                     $ 158,666
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS
RESULTI
NG
FROM
OPERATI
ONS

STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS      YEAR ENDED      YEAR ENDED
IN           NOVEMBER 30,    NOVEMBER 30,
THOUSAND     1995            1994
S

INCREASE
(DECREAS
E) IN NET
ASSETS

Operatio     $ 44,341        $ 44,945
ns
Net
invest
ment
income

 Net          68,607          1,808
realize
d gain
(loss)

 Chang        45,718          (53,553)
e in net
unreali
zed
appreci
ation
(depre
ciation)

 NET          158,666         (6,800)
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

Distributi    (40,653)        (55,183)
ons to
shareh
olders
From
net
invest
ment
income

 From         -               (60,321)
net
realize
d gain

 TOTAL        (40,653)        (115,504)
DISTRIB
UTIONS

Share         432,412         529,406
transac
tions
Net
procee
ds from
sales
of
shares

 Reinve       36,917          103,894
stment
of
distribu
tions

 Cost of      (441,400)       (663,888)
shares
redeem
ed

 NET          27,929          (30,588)
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

  TOTAL       145,942         (152,892)
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

NET
ASSETS

 Beginni      903,390         1,056,282
ng of
period

 End of      $ 1,049,332     $ 903,390
perio
d
(inclu
ding
undis
tribut
ed
net
inves
tmen
t
inco
me
of
$9,6
49
and
$3,9
28,
resp
ectiv
ely)

OTHER
INFORMATI
ON
Shares

 Sold         26,247          32,841

 Issued       2,300           6,409
in
reinves
tment
of
distribu
tions

 Redee        (26,902)        (41,370)
med

 Net          1,645           (2,120)
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

             1995      1994 B    1993      1992      1991

SELECTED
PER-SH
ARE
DATA

Net asset    $ 15.63   $ 17.63   $ 15.77   $ 13.45   $ 10.53
value,
beginni
ng of
period

Income
from
Invest
ment
Operati
ons

 Net          .79       .78       .75       .67       .60
invest
ment
income

 Net          1.94      (.86)     2.24      2.66      2.94
realize
d and
unreali
zed
 gain
(loss)

 Total        2.73      (.08)     2.99      3.33      3.54
from
invest
ment
operati
ons

Less          (.70)     (.91)     (.73)     (.64)     (.62)
Distrib
utions
From
net
invest
ment
income

 From         -         (1.01)    (.40)     (.37)     -
net
realize
d gain

 Total        (.70)     (1.92)    (1.13)    (1.01)    (.62)
distribu
tions

Net asset    $ 17.66   $ 15.63   $ 17.63   $ 15.77   $ 13.45
value,
end of
period

TOTAL         18.00%    (.54)     19.94%    26.18%    34.52%
RETURN                 %
 A

RATIOS
AND
SUPPLE
MENTAL
DATA

Net          $ 1,049   $ 903     $ 1,056   $ 412     $ 126
assets,
end of
period
(in
millions
)

Ratio of      .70%      .86%      .92%      .96%      1.17%
expens
es to
averag
e
net
assets

Ratio of      .70%      .85%      .92%      .96%      1.17%
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

Ratio of      4.59%     4.61%     4.62%     4.82%     4.99%
net
invest
ment
income
to
averag
e net
assets

Portfolio     203%      318%      312%      258%      152%
turnove
r rate

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFACTIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES. - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES. - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $5,031,000 or 0.5% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,852,169,000 and $1,841,502,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .15%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .41% of average net assets after the performance adjustment.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $61,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets. ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $196,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $3,097,000.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $39,000 under this arrangement.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Advanced Medical, Inc.   $ 1,603 $ - $ - $ 3,903
Barr Laboratories, Inc.   185  7,223  -  -
Bird Corp.   -  106  -  -
Sapiens International Corp. NV   -  967  -  -
TOTALS  $ 1,788 $ 8,296 $ - $ 3,903
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Convertible Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. PRICE WATERHOUSE LLP
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Convertible Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/18/95 12/15/95 $.28 $.76
 1/8/96 1/5/96 - $.08
A total of 28% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders.
 The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
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Boston, MA
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(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
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Boston, MA
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(2_FIDELITY_LOGOS)FIDELITY

EQUITY-INCOME II
FUND
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     25   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995    PAST 1   PAST 5    LIFE OF
                                   YEAR     YEARS     FUND

Equity-Income II                   24.13%   171.25%   176.13%

S&P 500(registered trademark)      36.98%   117.34%   115.53%

Average Equity Income Fund         27.94%   102.31%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund began on August 21, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average equity income fund, which reflects the performance of 122 equity income funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Equity-Income II                   24.13%   22.09%   21.20%

S&P 500(registered trademark)      36.98%   16.80%   15.65%

Average Equity Income Fund         27.94%   14.97%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and it shows you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
               Equity-IncoStandard
      08/21/90      10000 10000.00
      08/31/90      10090  9833.94
      09/30/90       9790  9355.02
      10/31/90       9790  9314.80
      11/30/90      10180  9916.53
      12/31/90 10451.0578 10193.20
      01/31/91 10953.9961 10637.63
      02/28/91 11929.6964 11398.22
      03/31/91  12424.992 11674.06
      04/30/91 12770.4129 11702.07
      05/31/91 13420.6169 12207.60
      06/30/91 13105.6743 11648.49
      07/31/91 13833.7413 12191.31
      08/31/91 14361.4308 12480.25
      09/30/91 14456.5291 12271.83
      10/31/91 14904.7127 12436.27
      11/30/91 14456.5291 11935.09
      12/31/91 15320.9915 13300.46
      01/31/92 15754.6845 13053.08
      02/29/92 16262.5589 13222.77
      03/31/92 16199.8599 12964.92
      04/30/92 16550.8746 13346.09
      05/31/92 16731.7003 13411.49
      06/30/92 16626.2728 13211.65
      07/31/92 17139.4954 13752.01
      08/31/92 16786.6549 13470.10
      09/30/92 17001.0417 13629.04
      10/31/92 17140.7469 13676.74
      11/30/92  17807.033 14143.12
      12/31/92 18240.5143 14317.08
      01/31/93 18739.3647 14437.34
      02/28/93 19071.8194 14633.69
      03/31/93 19793.8507 14942.46
      04/30/93 19849.5453 14580.86
      05/31/93  20150.296 14971.62
      06/30/93 20341.5119 15015.04
      07/31/93 20543.0239 14954.98
      08/31/93 21214.7304 15521.77
      09/30/93  21136.472 15402.26
      10/31/93 21530.1795 15721.08
      11/30/93 21203.9647 15571.73
      12/31/93 21685.4301 15760.15
      01/31/94 22723.0737 16296.00
      02/28/94 22286.5453 15854.37
      03/31/94 21374.3995 15163.12
      04/30/94   21955.29 15357.21
      05/31/94 22216.0979 15609.07
      06/30/94 22047.4976 15226.65
      07/31/94 22643.3759 15726.08
      08/31/94 23418.0177 16370.85
      09/30/94 22879.5827 15969.77
      10/31/94 23274.8844 16329.08
      11/30/94 22244.7042 15734.38
      12/31/94 22370.9511 15967.72
      01/30/95 22345.5956 16381.76
      02/28/95 23154.0287 17020.16
      03/31/95  23916.451 17522.43
      04/30/95 24475.3059 18038.46
      05/31/95 25046.8621 18759.46
      06/30/95 25390.8907 19195.24
      07/31/95 26386.6119 19831.75
      08/31/95 26527.0342 19881.53
      09/30/95 27125.5877 20720.53
      10/31/95 26317.5915 20646.56
      11/30/95 27612.9505 21552.95
$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Equity-Income II Fund on August 21, 1990, when the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $27,613- a 176.13% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,553 - a 115.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
36.98% (including reinvested
dividends) - well above its
historical annual average of
roughly 12%. With inflation posing
little threat, interest rates fell
during the first half of 1995. The
Federal Reserve Board cut the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally, with the weak
dollar helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley Emerging
Markets Free Index was down
16.52% for the 12 months ended
November 30. The Morgan
Stanley EAFE (Europe, Australia,
Far East) Index was up 7.57% for
the year ended November 30.
European markets have fared well
through the first 11 months of
1995, while the Japanese market
recently has shown signs of
recovery.
An interview with Brian S. Posner, Portfolio Manager of Fidelity Equity-Income II Fund
Q. BRIAN, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended November 30, 1995, the fund had a total return of 24.13%. That compared to total returns of 27.94% for the average equity income fund tracked by Lipper Analytical Services and 36.98% for the Standard & Poor's Composite Index of 500 Stocks, respectively. While 1995 was successful in terms of absolute performance, I am quite disappointed that the fund's results trailed those of the average equity income fund and the broad market during the period.
Q. WHAT AFFECTED THE FUND'S PERFORMANCE OVER THE PAST YEAR?
A. 1995 has been a remarkable year for U.S. equities, but one must not lose sight of the fact that the market's advance has been rapid and relatively narrow. Such are often the signs of a momentum-driven market, which certainly has been the case this year. My approach to investing, which is valuation-driven, occasionally will not keep pace with the kind of sudden, steep rise experienced in 1995, as the fund typically is structured to be less volatile than the overall market.
Q. HOW DO YOU SEEK TO CONTROL VOLATILITY?
A. Over the long term, controlling volatility while also providing superior relative, as well as absolute, performance requires careful assessment of the valuation and risks associated with any security. With regard to valuation, I attempt to find companies selling at low prices relative to current and prospective earnings and cash flows, and where fundamentals - or business prospects - are, at a minimum, stable to improving. Risk assessment requires not only identifying the risks associated with a specific company and its related security, but being appropriately compensated for those risks. As a result of this approach, the fund, for example, was underweighted relative to the market in technology stocks. Although fundamentals for this sector were strong for most of the year, I believed they were more than fully reflected in the valuation of many stocks in that group.
Q. WERE THERE OTHER FACTORS THAT HINDERED THE FUND'S RETURN?
A. Earlier in the year, many of the fund's Japanese investments - which focused on exporters such as Sony and Matsushita Electric Industrial - performed poorly due to a number of factors including a sharp appreciation in the value of the yen relative to the U.S. dollar, the Kobe earthquake and general economic weakness in Japan. In the past six months, the yen has declined in value and the Japanese economy appears to have stabilized, thereby boosting the fortunes of many of the same stocks that were negatively impacted in the first half of the year. However, even taking into account the recent recovery in the fund's Japanese investments, in aggregate this group underperformed the U.S. equity market. The fund owned a 3.8% stake in Japan at the end of the period.
Q. IN SPITE OF THESE DIFFICULTIES, THE FUND STILL POSTED A STRONG 24.13% RETURN. TO WHAT DO YOU ATTRIBUTE THIS PERFORMANCE?
A. Investments in such sectors as energy service, financial services, tobacco, and paper and forest products contributed significantly to the fund's performance over the course of the year. For the past 12 months, American Express, British Petroleum, Allstate, Loews Corporation, and Philip Morris were among those companies that posted strong gains. American Express - reinvigorated since realigning its operational structure and cleaning up its balance sheet - started to reap the benefits of revenue growth in its charge and credit card businesses. British Petroleum also repaired its balance sheet and cost structure and began its transition toward growth and away from restructuring. Finally, in 1995, Allstate completed its spin-off from Sears and continued to cut expenses and generate capital, all of which contributed to the company's ability to accelerate sales of new policies.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, BRIAN?
A. I'll be approaching the next six months cautiously, looking to invest in companies where fundamentals are sound and valuations are attractive. I believe the level of risk in the stock market is greater today than it was six or 12 months ago. So far, 1995 has been a remarkable year for the stock market, providing the types of returns seen only once a generation. Therefore, it's important to have realistic expectations with regard to the near future, realizing that the returns to be posted by the broad market indices in 1996 are unlikely to match those of 1995. Given this outlook, controlling risk will be essential, and I'll seek to do that by focusing on quality companies selling at reasonable valuations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with growth potential
START DATE: March 25, 1983
SIZE: as of November 30,
1995, more than $3.9 billion
MANAGER: Harris Leviton,
since 1992; manager,
Fidelity Convertible
Securities Fund, 1990-1992;
Fidelity Select Electronics
Portfolio, 1987-
1990; analyst, 1986 -1990;
joined Fidelity in 1986
(checkmark)
HARRIS LEVITON ON SEEKING
CAPITAL APPRECIATION WITH A
VALUE STRATEGY:
"There are a lot of ways to
make money in the market.
You can buy a popular,
expensive stock and hope to
keep riding it to the peak, or
you can buy a cheap one and
hope to watch it grow. Over
time, I think you tend to do
better by taking less risk and
buying cheaper stocks. If you
look at many of the analytical
studies, you'll see that you
tend to do better by avoiding
both the high fliers and the
disasters. The stocks that can
really hurt your performance
are the ones that are down
90%. Once you lose that
money it's very difficult to get
it back.
"The real issue for me, over
time, is avoiding risk. That's
something you get rewarded
for. Gain can come with
high-flying stocks that triple in
price so that you get rich
quick; but these are the kinds
of stocks where you also can
easily lose 90%. In my
opinion, it's much better to find
a cheap stock, make 30-40%
on it and do that five or seven
times. A company selling at 10
times earnings with a good
balance sheet tends over time
to attract investor interest,
which leads to stock price
gains. When people think
capital appreciation they may
think maximum risk. But there
are a lot of other ways to make
money, and shopping for
value is one of them, the one I
believe in most."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

American Express Co.              3.2            3.5

British Petroleum PLC ADR         3.2            3.1

du Pont (E.I.) de Nemours & Co.   2.0            1.8

Schlumberger Ltd.                 2.0            2.5

Federal National Mortgage
 Association                      1.8            2.7

Philip Morris Companies, Inc.     1.7            0.8

NYNEX Corp.                       1.7            1.4

Great Lakes Chemical Corp.        1.6            1.5

Allstate Corp.                    1.5            1.1

Wal-Mart Stores, Inc.             1.5            0.8

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE SECTORS
                                    6 MONTHS AGO

Finance              15.2           16.9

Energy               13.7           15.5

Basic Industries     10.4           12.5

Retail & Wholesale   7.9            8.5

Durables             5.6            5.1

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995* AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 14.5
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 40.5
Row: 1, Col: 1, Value: 15.3
Row: 1, Col: 2, Value: 3.2
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 39.5
Stocks 80.5%
Bonds 1.7%
Convertible
securities 3.3%
Short-term
investments 14.5%
FOREIGN
INVESTMENTS 12.4%
Stocks 79.5%
Bonds 2.0%
Convertible
securities 3.2%
Short-term
investments 15.3%
FOREIGN
INVESTMENTS 15.5%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 80.4%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.5%
Flightsafety International, Inc.   879,300 $ 46,163
General Motors Corp. Class H  946,600  44,964
Lockheed Martin Corp.   1,149,554  84,349
  175,476
BASIC INDUSTRIES - 9.6%
CHEMICALS & PLASTICS - 6.9%
Betz Laboratories, Inc.   682,400  27,467
Dow Chemical Co.   141,200  10,008
du Pont (E.I.) de Nemours & Co.   3,610,100  240,072
Ferro Corp. (d)  1,417,700  31,544
Grace (W.R.) & Co.   465,300  28,267
Great Lakes Chemical Corp.   2,710,400  192,777
Lubrizol Corp.   1,202,800  34,430
Nalco Chemical Co.   1,838,700  56,310
Raychem Corp.   636,500  33,098
Rohm & Haas Co.   841,000  50,670
Union Carbide Corp.   2,879,400  114,096
  818,739
IRON & STEEL - 0.4%
Armco, Inc. (a)  326,000  1,874
Nucor Corp.   967,600  48,259
  50,133
METALS & MINING - 2.2%
Alcan Aluminium Ltd.   1,800,000  60,022
Aluminum Co. of America  2,610,200  152,697
Inco Ltd.   525,900  18,841
Reynolds Metals Co.   435,600  25,156
  256,716
PAPER & FOREST PRODUCTS - 0.1%
James River Corp.  200,000  6,300
TOTAL BASIC INDUSTRIES   1,131,888
CONGLOMERATES - 1.6%
Allied-Signal, Inc.   1,326,000  62,654
ITT Corp.   375,000  45,984
Tomkins PLC Ord.  2,729,670  11,042
United Technologies Corp.   755,200  70,800
  190,480
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.9%
BUILDING MATERIALS - 0.8%
Cooper Cameron Corp. (a)  274,789 $ 7,145
Masco Corp.   953,000  28,114
Sherwin-Williams Co.   812,400  32,191
United Dominion Industries Ltd.   1,233,000  28,203
  95,653
CONSTRUCTION - 0.3%
McDermott (J. Ray) SA (d)  2,051,300  32,564
ENGINEERING - 0.4%
EG & G, Inc.   798,400  15,369
Foster Wheeler Corp.   947,500  37,426
  52,795
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Bradley Real Estate Trust (SBI)  479,150  6,648
Cali Realty Corp.   98,300  1,941
Crown American Realty Trust (SBI)  226,200  1,499
Developers Diversified Realty Corp.   146,300  4,133
Duke Realty Investors, Inc.   196,600  5,456
Excel Realty Trust, Inc.   17,000  331
LTC Properties, Inc.   263,100  3,914
Liberty Property Trust (SBI)  132,000  2,574
Macerich Co.   152,000  3,002
Public Storage, Inc.   480,900  8,656
Shurgard Storage Centers, Inc.   214,400  5,494
Starwood Lodging Trust combined certificate (SBI)  136,000  3,757
Weeks Corp.   53,000  1,206
  48,611
TOTAL CONSTRUCTION & REAL ESTATE   229,623
DURABLES - 5.0%
AUTOS, TIRES, & ACCESSORIES - 2.4%
Bandag, Inc.   269,100  13,690
Cummins Engine Co., Inc.   353,400  13,871
General Motors Corp.   3,205,618  155,472
Johnson Controls, Inc.   733,800  50,816
PACCAR, Inc.   331,500  14,503
Superior Industries International, Inc.   846,300  23,167
Volvo AB Class B  350,000  7,262
  278,781
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 1.5%
Matsushita Electric Industrial Co. Ltd.   4,073,000 $ 60,252
Maytag Co.   52,100  1,062
Sony Corp.   944,000  49,940
Sunbeam-Oster, Inc.   747,700  12,150
Whirlpool Corp.   1,011,600  56,144
  179,548
TEXTILES & APPAREL - 1.1%
Fruit of the Loom, Inc. Class A  124,600  2,414
Intimate Brands, Inc. Class A  806,200  13,403
Reebok International Ltd.   525,100  13,653
Russell Corp. (d)  2,368,100  63,051
Shaw Industries, Inc.   183,300  2,864
Stride Rite Corp.   1,570,800  13,744
Unifi, Inc.   851,600  20,225
  129,354
TOTAL DURABLES   587,683
ENERGY - 12.8%
ENERGY SERVICES - 5.6%
BJ Services Co. (a)  446,300  10,990
Baker Hughes, Inc.   4,612,900  93,988
Diamond Offshore Drilling, Inc. (a)  263,000  7,594
Dresser Industries, Inc.   1,337,300  31,594
ENSCO International, Inc. (a)  1,692,300  28,558
Energy Ventures, Inc. (a)  561,000  11,781
Halliburton Co.   557,800  24,195
Helmerich & Payne, Inc.   850,000  23,162
Hornbeck Offshore Services, Inc. (a)(d)  876,200  15,772
Marine Drilling Cos., Inc. (a)  1,561,700  6,344
McDermott International, Inc.   1,380,700  25,025
Nabors Industries, Inc. (a)  1,267,100  12,513
Nowsco Well Service Ltd.   601,700  6,964
Offshore Logistics, Inc. (a)  590,300  7,084
Reading & Bates Corp. (a)  1,012,900  13,294
Schlumberger Ltd.   3,745,300  237,826
Sonat Offshore Drilling, Inc.   295,400  10,191
Tidewater, Inc.   1,974,400  56,517
Weatherford Enterra, Inc. (a)  1,408,503  35,741
  659,133
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 7.2%
Amerada Hess Corp.   1,707,200 $ 81,092
Atlantic Richfield Co.   685,700  74,313
British Petroleum PLC:
ADR  3,913,314  374,211
 Ord.   3,815,463  30,079
Burlington Resources, Inc.   1,264,100  48,668
Canada Occidental Petroleum Ltd.  150,000  5,236
Coastal Corp. (The)  1,444,200  48,020
Newfield Exploration Co. (a)  305,300  9,044
Occidental Petroleum Corp.  1,425,000  31,528
Total SA:
Class B  2,196,610  135,047
 sponsored ADR  547,116  16,892
Union Pacific Resources Group, Inc. (a)  255,000  5,929
  860,059
TOTAL ENERGY   1,519,192
FINANCE - 14.7%
BANKS - 2.1%
Banc One Corp.   1,572,800  59,963
Bank of New York Co., Inc.   1,566,764  73,834
Deutsche Bank AG  580,000  27,207
First Chicago Corp.  150,000  10,425
Republic New York Corp.   780,900  49,197
Toronto Dominion Bank  1,675,000  29,389
  250,015
CREDIT & OTHER FINANCE - 3.6%
American Express Co.   8,836,512  375,552
Beneficial Corp.   1,112,000  56,434
  431,986
FEDERAL SPONSORED CREDIT - 2.2%
Federal Home Loan Mortgage Corporation  669,500  51,551
Federal National Mortgage Association  1,958,700  214,478
  266,029
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 5.5%
Alexander & Alexander Services, Inc.   1,720,050 $ 37,626
Allmerica Financial Corp. (a)  449,600  11,690
Allstate Corp.   4,397,800  180,310
Aon Corp.  475,000  22,384
Berkley (W.R.) Corp.   837,600  37,901
Chubb Corp. (The)  447,900  43,558
General Re Corp.   164,600  24,628
Gryphon Holdings, Inc. (a)(d)  547,900  9,451
Loews Corp.   1,002,100  153,822
NAC Re Corp.   846,100  27,921
Old Republic International Corp.   1,081,200  37,166
Prudential Reinsurance Holdings, Inc.  135,000  2,818
SAFECO Corp.   283,700  20,143
Travelers, Inc. (The)  668,324  39,765
  649,183
SAVINGS & LOANS - 0.5%
Golden West Financial Corp.   856,180  43,772
Standard Federal Bancorporation, Inc.   253,800  9,740
  53,512
SECURITIES INDUSTRY - 0.8%
Lehman Brothers Holdings, Inc.   1,573,780  35,607
Morgan Stanley Group, Inc.   73,700  6,357
Nomura Securities Co. Ltd.   2,537,000  49,709
  91,673
TOTAL FINANCE   1,742,398
HEALTH - 1.3%
DRUGS & PHARMACEUTICALS - 0.6%
American Home Products Corp.   605,200  55,224
Genentech, Inc. special (a)  453,000  23,160
  78,384
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Bausch & Lomb, Inc.   672,500  24,294
MEDICAL FACILITIES MANAGEMENT - 0.5%
United HealthCare Corp.   875,400  55,041
TOTAL HEALTH   157,719
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  600,000 $ 9,750
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
ELECTRICAL EQUIPMENT - 1.3%
Alcatel Alsthom CGE  145,000  12,074
Fuji Electric Co. Ltd.   7,741,000  37,767
Mitsubishi Electric Co. Ord.   7,072,000  52,377
Omron Corp.   1,511,000  33,602
Scientific-Atlanta, Inc.   1,313,400  20,850
  156,670
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Cooper Industries, Inc.   1,716,338  62,646
Exide Corp.   853,600  39,159
Goulds Pumps, Inc.   525,900  12,424
Keystone International, Inc.   484,900  9,940
  124,169
POLLUTION CONTROL - 1.4%
Browning-Ferris Industries, Inc.   1,725,800  51,990
Safety Kleen Corp.   800,000  11,400
WMX Technologies, Inc.   3,519,000  103,811
  167,201
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   448,040
MEDIA & LEISURE - 1.0%
LEISURE DURABLES & TOYS - 0.3%
Hasbro, Inc.   1,180,200  35,996
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  2,755,900  42,372
Darden Restaurants, Inc.   3,200,300  37,203
  79,575
TOTAL MEDIA & LEISURE   115,571
NONDURABLES - 3.8%
BEVERAGES - 0.6%
Anheuser-Busch Companies, Inc.   1,051,800  69,682
FOODS - 0.0%
Dean Foods Co.   100,000  2,800
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 0.6%
Rubbermaid, Inc.   2,635,400 $ 72,474
TOBACCO - 2.6%
Philip Morris Companies, Inc.   2,286,500  200,640
RJR Nabisco Holdings Corp.   3,718,120  108,290
  308,930
TOTAL NONDURABLES   453,886
PRECIOUS METALS - 0.7%
Newmont Mining Corp.   1,077,500  46,467
Santa Fe Pacific Gold Corp.   3,205,300  38,464
  84,931
RETAIL & WHOLESALE - 7.8%
APPAREL STORES - 1.6%
Gap, Inc.   1,444,400  65,359
Limited, Inc. (The)  5,521,500  98,697
TJX Companies, Inc.   1,177,500  19,576
  183,632
GENERAL MERCHANDISE STORES - 4.6%
Dayton Hudson Corp.   1,200,800  87,208
Dillard Department Stores, Inc. Class A  2,824,000  81,543
Federated Department Stores, Inc. (Del.) (a)  3,314,700  96,541
Ito-Yokado Co. Ltd.   656,000  36,118
May Department Stores Co. (The)  1,193,800  52,079
Price/Costco, Inc. (a)  1,035,200  17,210
Wal-Mart Stores, Inc.   7,375,700  177,017
  547,716
GROCERY STORES - 0.7%
Fleming Companies, Inc.   711,683  16,458
Great Atlantic & Pacific Tea Co., Inc.   1,042,400  22,802
Supervalu, Inc.   1,374,500  44,328
  83,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Duty Free International, Inc.   837,900 $ 11,312
Fingerhut Companies, Inc.   2,196,100  27,726
Sound Advice, Inc. (warrants) (a)  6  -
Toys "R" Us, Inc. (a)  2,753,000  64,007
  103,045
TOTAL RETAIL & WHOLESALE   917,981
SERVICES - 2.4%
ADVERTISING - 0.3%
WPP Group:
PLC   3,390,100  8,233
 PLC (c)  9,300,000  22,586
 PLC ADR  68,280  1,656
  32,475
PRINTING - 0.1%
New England Business Service, Inc.   498,600  11,281
SERVICES - 2.0%
ADT Ltd. (a)  4,192,000  58,688
Christies International PLC  5,862,900  18,146
Ideon Group, Inc.   1,208,600  9,820
Sotheby's Holdings, Inc. Class A  1,245,900  17,287
Western Atlas, Inc. (a)(d)  2,727,669  130,587
  234,528
TOTAL SERVICES   278,284
TECHNOLOGY - 5.0%
COMMUNICATIONS EQUIPMENT - 0.1%
General Instrument Corp.   644,000  16,502
COMPUTER SERVICES & SOFTWARE - 0.9%
Automatic Data Processing, Inc.   1,303,600  103,799
DST Systems, Inc. (a)  58,000  1,675
  105,474
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Canon, Inc.   2,117,000 $ 37,124
International Business Machines Corp.   1,678,900  162,224
Pitney Bowes, Inc.   1,389,300  62,171
Wang Laboratories, Inc. (a)  1,547,300  27,658
  289,177
ELECTRONICS - 1.0%
Hitachi Ltd.   3,325,000  33,532
AMP, Inc.   1,754,500  70,399
Nitto Denko Corp.   892,000  14,069
  118,000
PHOTOGRAPHIC EQUIPMENT - 0.5%
Fuji Photo Film Co. Ltd.   1,640,000  40,488
Polaroid Corp.   493,500  22,763
  63,251
TOTAL TECHNOLOGY   592,404
TRANSPORTATION - 2.4%
RAILROADS - 1.6%
Burlington Northern Santa Fe Corp.   1,115,006  89,897
CSX Corp.   445,800  39,063
Illinois Central Corp., Series A  585,600  23,717
Union Pacific Corp.   614,200  41,612
  194,289
SHIPPING - 0.1%
Kirby Corp. (a)  691,600  12,362
TRUCKING & FREIGHT - 0.7%
Hunt (J.B.) Transport Services, Inc.   1,335,200  21,864
Roadway Services, Inc.   1,156,000  58,089
TNT Freightways Corp.   43,500  859
  80,812
TOTAL TRANSPORTATION   287,463
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 5.0%
ELECTRIC UTILITY - 0.4%
Veba AG Ord.   1,240,000 $ 50,579
TELEPHONE SERVICES - 4.6%
AT&T Corp.   1,353,300  89,318
Ameritech Corp.   1,708,000  93,940
Bell Atlantic Corp.   687,000  43,281
Frontier Corp.   336,400  8,704
Koninklijke PPT Nederland  1,216,163  43,354
Koninklijke PPT Nederland (c)  389,200  13,874
NYNEX Corp.   4,013,000  199,145
SBC Communications, Inc.   875,000  47,250
  538,866
TOTAL UTILITIES   589,445
TOTAL COMMON STOCKS
(Cost $8,036,599)   9,512,214
 PREFERRED STOCKS - 2.0%
CONVERTIBLE PREFERRED STOCKS - 1.9%
BASIC INDUSTRIES - 0.5%
IRON & STEEL - 0.1%
Armco, Inc. Class A, $3.625   144,400  7,076
METALS & MINING - 0.4%
Reynolds Metals Co. $3.31  950,600  50,025
PAPER & FOREST PRODUCTS - 0.0%
James River Corp. cumulative, Series P  122,500  3,675
TOTAL BASIC INDUSTRIES   60,776
ENERGY - 0.6%
OIL & GAS - 0.6%
Atlantic Richfield Co. exchangeable $.5575  2,121,200  53,030
Occidental Petroleum Corp. $3.875 (c)  305,000  17,309
  70,339
 PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 0.2%
INSURANCE - 0.2%
Alexander & Alexander Services, Inc.,
Series A, $3.625 (c)  210,600 $ 10,530
Allstate Corp. exchangeable $.575  195,000  8,361
Jefferson-Pilot Corp. $5.25625
Automatic Common Exchange  83,000  6,080
  24,971
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
ELECTRICAL EQUIPMENT - 0.4%
Westinghouse Electric Corp. $1.30 (c)  2,956,200  47,669
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc. $1.29  579,300  19,624
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   67,293
TOTAL CONVERTIBLE PREFERRED STOCKS   223,379
NONCONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd. (b)  11,768  32
Gulf Canada Resources Ltd., Series 1, adj. rate  410,232  1,176
  1,208
FINANCE - 0.1%
SAVINGS & LOANS - 0.1%
Ahmanson (H.F.) & Co., Series B, depositary
shares representing 1/2 share, 9.60%    543,761  14,002
TOTAL NONCONVERTIBLE PREFERRED STOCKS   15,210
TOTAL PREFERRED STOCKS
(Cost $227,815)   238,589
CORPORATE BONDS - 3.1%
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 1.4%
CONGLOMERATES - 0.1%
Hanson America, Inc. 2.39%, 3/1/01 (c)  A3 $ 19,054 $ 15,767
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Centerpoint Properties 8.22%, 1/15/04  -  1,030  1,246
Sizeler Property Investors, Inc. 8%, 7/15/03  -  1,000  860
  2,106
DURABLES - 0.2%
TEXTILES & APPAREL - 0.2%
Unifi, Inc. 6%, 3/15/02  Baa1  19,000  19,119
HEALTH - 0.4%
DRUGS & PHARMACEUTICALS - 0.4%
Roche Holdings, Inc. liquid yield option
notes 0%, 4/20/10 (c)  -  108,000  47,115
HOLDING COMPANIES - 0.0%
Amer Group Ltd. 6 1/4%, 6/15/03 (c)  -  5,000  4,500
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  34,262  34,990
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc. 5%, 10/1/03  Ba3  13,000  13,553
SERVICES - 0.1%
ADT Operations, Inc. liquid yield option
notes 0%, 7/6/10  Ba3  12,040  5,764
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
AMR Corp. 6 1/8%, 11/1/24  Ba2  15,450  16,609
TOTAL CONVERTIBLE BONDS   159,523
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 1.7%
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.1%
IMC Fertilizer Group, Inc. 10 1/8%, 6/15/01  Ba3 $ 7,000 $ 7,683
PAPER & FOREST PRODUCTS - 0.2%
Stone Container Corp.:
11 1/2%, 9/1/99  B2  2,000  2,020
 9 7/8%, 2/1/01  B1  20,000  19,400
 10 3/4%, 4/1/02  B2  2,000  1,953
  23,373
TOTAL BASIC INDUSTRIES   31,056
CONGLOMERATES - 0.1%
Sequa Corp. 9 3/8%, 12/15/03  B3  12,110  10,899
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Westpoint Stevens, Inc.:
8 3/4%, 12/15/01  B1  14,790  15,086
 9 3/8%, 12/15/05  B3  29,750  30,047
  45,133
ENERGY - 0.3%
ENERGY SERVICES - 0.2%
Global Marine, Inc. 12 3/4%, 12/15/99  B1  17,120  18,875
OIL & GAS - 0.1%
BP America, Inc. gtd. 10.15%, 3/15/96  Aa3  1,500  1,516
Chevron Corp. Profit Sharing/Savings Plan
Trust Fund gtd. 6.92%, 1/1/96  Aa2  2,000  2,001
Transtexas Gas Corp. 11 1/2%, 6/15/02  B2  12,000  12,405
  15,922
TOTAL ENERGY   34,797
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (D) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - 0.2%
INSURANCE - 0.2%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1 $ 1,500 $ 1,519
Reliance Group 9%, 11/15/00  Ba3  16,000  16,400
  17,919
SAVINGS & LOANS - 0.0%
Coast Savings Financial, Inc. 10%, 4/1/00  Ba2  4,000  4,175
TOTAL FINANCE   22,094
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Tenet Healthcare Corp. 8 5/8%, 12/1/03  Ba2  7,480  7,742
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Trump Hotels & Casino Resorts Holdings LP/Trump
Hotels & Casino Resorts Funding, Inc. secured
15 1/2%, 6/15/05  B3  14,240  14,667
NONDURABLES - 0.0%
BEVERAGES - 0.0%
Coca-Cola Company (The) 12 1/8%, 2/15/96  Aa3  1,000  1,003
FOODS - 0.0%
Chiquita Brands International, Inc.
11 1/2%, 6/1/01  B3  3,997  4,197
TOTAL NONDURABLES   5,200
SERVICES - 0.0%
LEASING & RENTAL - 0.0%
GPA Delaware, Inc. gtd. 8 3/4%, 12/15/98  Caa  6,370  5,749
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
AMR Corp. 7 3/4%, 12/1/97  Baa3  26,000  26,639
TOTAL NONCONVERTIBLE BONDS   203,976
TOTAL CORPORATE BONDS
(Cost $349,459)   363,499
U.S. TREASURY OBLIGATIONS - 5.8%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. Treasury Bills, yields at date of purchase
5.59% to 5.63%, 12/14/95 to 12/21/95
(Cost $692,171)   $ 694,000 $ 692,177
REPURCHASE AGREEMENTS - 8.7%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 1,031,023  1,030,854
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,336,898)  $ 11,837,333
LEGEND
1. Non-income producing
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
Gulf Canada
 Resources Ltd. 10/15/93 $ 29
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $179,350,000 or 1.6% of net assets.
4. Affiliated company (see Note 6 of Notes to Financial Statements).
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  87.6%
United Kingdom  3.9
Japan  3.8
France  1.4
Canada  1.3
Others (individually less than 1%)  2.0
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $10,337,003,000. Net unrealized appreciation aggregated $1,500,330,000, of which $1,689,817,000 related to appreciated investment securities and $189,487,000 related to depreciated investment securities.
The fund hereby designates $30,582,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                        $ 11,837,333
agreements of $1,030,854) (cost $10,336,898) -
See accompanying schedule

Cash                                                                             1

Receivable for investments sold                                                  50,968

Receivable for fund shares sold                                                  27,072

Dividends receivable                                                             27,642

Interest receivable                                                              9,106

Other receivables                                                                49

 TOTAL ASSETS                                                                    11,952,171

LIABILITIES

Payable for investments purchased                                   $ 363,120

Payable for fund shares redeemed                                     28,465

Accrued management fee                                               4,786

Other payables and accrued expenses                                  3,100

 TOTAL LIABILITIES                                                               399,471

NET ASSETS                                                                      $ 11,552,700

Net Assets consist of:

Paid in capital                                                                 $ 9,641,725

Undistributed net investment income                                              36,874

Accumulated undistributed net realized gain (loss) on                            373,712
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    1,500,389
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 536,702 shares outstanding                                      $ 11,552,700

NET ASSET VALUE, offering price and redemption price per                         $21.53
share ($11,552,700 (divided by) 536,702 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                       $ 194,285
Dividends (including $627 received from affiliated
issuers)

Interest                                                                 105,881

 TOTAL INCOME                                                            300,166

EXPENSES

Management fee                                             $ 49,461

Transfer agent fees                                         20,807

Accounting fees and expenses                                773

Non-interested trustees' compensation                       75

Custodian fees and expenses                                 495

Registration fees                                           1,164

Audit                                                       66

Legal                                                       39

Miscellaneous                                               57

 Total expenses before reductions                           72,937

 Expense reductions                                         (601)        72,336

NET INVESTMENT INCOME                                                    227,830

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      371,089

 Foreign currency transactions                              (21,982)     349,107

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      1,500,604

 Assets and liabilities in foreign currencies               (1,129)      1,499,475

NET GAIN (LOSS)                                                          1,848,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 2,076,412
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS      YEAR ENDED     YEAR ENDED
IN           NOVEMBER 30,   NOVEMBER 30,
THOUSAND     1995           1994
S

INCREASE
(DECREAS
E) IN NET
ASSETS

Operatio     $ 227,830      $ 147,656
ns
Net
invest
ment
income

 Net          349,107        386,890
realize
d gain
(loss)

 Chang        1,499,475      (332,125)
e in net
unreali
zed
appreci
ation
(depre
ciation)

 NET          2,076,412      202,421
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
OPER
ATION
S

Distributi    (189,161)      (144,019)
ons to
shareh
olders
From
net
invest
ment
income

 From         (351,737)      (183,813)
net
realize
d gain

 TOTAL        (540,898)      (327,832)
DISTRIB
UTIONS

Share         4,531,327      4,818,748
transac
tions
Net
procee
ds from
sales
of
shares

 Reinve       521,445        317,638
stment
of
distribu
tions

 Cost of      (2,640,770)    (2,220,685)
shares
redeem
ed

 NET          2,412,002      2,915,701
INCRE
ASE
(DECR
EASE
) IN
NET
ASSE
TS
RESUL
TING
FROM
SHAR
E
TRANS
ACTIO
NS

  TOTAL       3,947,516      2,790,290
INCREA
SE
(DECRE
ASE) IN
NET
ASSETS

NET
ASSETS

 Beginni      7,605,184      4,814,894
ng of
period

 End of      $ 11,552,700   $ 7,605,184
perio
d
(inclu
ding
undis
tribut
ed
net
inves
tmen
t
inco
me
of
$36,
874
and
$19,
626,
resp
ectiv
ely)

OTHER
INFORMATI
ON
Shares

 Sold         232,585        255,446

 Issued       28,726         17,182
in
reinves
tment
of
distribu
tions

 Redee        (134,237)      (118,388)
med

 Net          127,074        154,240
increas
e
(decre
ase)

FINANCIAL HIGHLIGHTS
             YEARS ENDED NOVEMBER 30,

             1995                       1994 C    1993      1992      1991

SELECTED
PER-SH
ARE
DATA

Net asset    $ 18.57                    $ 18.85   $ 16.57   $ 13.87   $ 10.18
value,
beginni
ng
of
period

Income
from
Invest
ment
Operati
ons

 Net          .42                        .37       .44       .40       .45 B
invest
ment
income

 Net          3.80                       .53       2.62      2.75      3.76
realize
d and
unreali
zed
 gain
(loss)

 Total        4.22                       .90       3.06      3.15      4.21
from
invest
ment
 oper
ations

Less          (.40)                      (.47)     (.41)     (.32)     (.44)
Distrib
utions
From
net
invest
ment
income

 From         (.86)                      (.71)     (.37)     (.13)     (.08)
net
realize
d gain

 Total        (1.26)                     (1.18)    (.78)     (.45)     (.52)
distribu
tions

Net asset    $ 21.53                    $ 18.57   $ 18.85   $ 16.57   $ 13.87
value,
end of
period

TOTAL         24.13%                     4.91%     19.08%    23.18%    42.01%
RETURN
 A

RATIOS
AND
SUPPLE
MENTAL
DATA

Net          $ 11,553                   $ 7,605   $ 4,815   $ 1,942   $ 292
assets,
end of
period
(in
millions
)

Ratio of      .76%                       .83%      .89%      1.01%     1.52%
expens
es to
averag
e
net
assets

Ratio of      .75%                       .81%      .88%      1.01%     1.52%
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

Ratio of      2.37%                      2.36%     2.69%     3.09%     3.83%
net
invest
ment
income
to
averag
e net
assets

Portfolio     45%                        75%       55%       89%       206%
turnove
r rate

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE REFLECTS $.12 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1991.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES. - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES. - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $32,000 or 0.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $5,386,623,000 and $3,733,502,000, respectively, of which sales of U.S. government and government agency obligations aggregated $4,076,000.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%.
For the period, the management fee was equivalent to an annual rate of .51% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN.
Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $105,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. During the period December 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,967,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $601,000 under this arrangement.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Bradley Real Estate Trust (SBI)  $ - $ - $ 436 $ -
Ferro Corp.  $ 622 $ - $ 191 $ 31,544
Gryphon Holdings, Inc.  $ - $ - $ - $ 9,451
Hornbeck Offshore Services, Inc.  $ 2,823 $ - $ - $ 15,772
McDermott (J. Ray) SA  $ 1,825 $ - $ - $ 32,564
Russell Corp.  $ 10,448 $ - $ - $ 63,051
Western Atlas, Inc.  $ 1,728 $ - $ - $ 130,587
TOTALS  $ 17,446 $ - $ 627 $ 282,969
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Equity-Income II Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income II Fund (a fund of Fidelity Financial Trust) at November 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income II Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 4, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Equity- Income II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/18/95 12/15/95 $.07 $.54
 1/8/96 1/5/96 - $.10
A total of 7.8% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 35% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Brian S. Posner, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan(registered trademark) Fund
Real Estate Portfolio
Utilities Income Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE